As filed with the Securities and Exchange Commission on October 11, 2016

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 107	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant As Specified In Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 797-2000

Charles Park

BlackRock Advisors, LLC

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Administration Shares

➢	TempFund

Administration: BTMXX

➢	TempCash

Administration: BLAXX

➢	FedFund

Administration: BLFXX

➢	T-Fund

Administration: BTAXX

➢	Federal Trust Fund

Administration: BFTXX

➢	Treasury Trust Fund

Administration: BITXX

➢	MuniCash

Administration: BMAXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	8
	Key Facts About FedFund	13
	Key Facts About T-Fund	17
	Key Facts About Federal Trust Fund	21
	Key Facts About Treasury Trust Fund	25
	Key Facts About MuniCash	29

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	34
	Investment Risks	38

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	43
	Purchase of Shares	44
	Redemption of Shares	45
	Additional Purchase and Redemption Information	46
	Liquidity Fees and Redemption Gates	47
	Distribution and Shareholder Servicing Payments	48
	Dividends and Distributions	49
	Federal Taxes	49
	State and Local Taxes	51

Management of the Funds	Information About BlackRock
	BlackRock	52
	Conflicts of Interest	54
	Master/Feeder Structure	55

Financial Highlights	Financial Performance of the Funds	56

General Information	Certain Fund Policies	63

Glossary	Glossary of Investment Terms	64

For More Information	Funds and Service Providers	65

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$29	$92	$162	$367

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

3 - TempFund

instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not

4 - TempFund

backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.22%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Administration Shares	0.03%	0.03%	1.34%

	7-Day Yield As of December 31, 2015

TempFund—Administration Shares	0.19%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.12%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$29	$125	$230	$539

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

8 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

9 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

10 - TempCash

Performance Information

Because no Administration Shares of TempCash were outstanding during the periods January 1, 2006 through March 30, 2006, June 28, 2007 through August 20, 2007, September 24, 2007 through November 29, 2007, December 24, 2007 through April 16, 2008, July 22, 2011 through December 6, 2011, and January 18, 2012 through December 31, 2015, performance for the Fund’s Administration Shares for those periods is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares. Because no Administration Shares of the Fund were outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Institutional Shares. Institutional Shares and Administration Shares should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.15%.

11 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Administration Shares	0.02%	0.03%	1.35%

	7-Day Yield As of December 31, 2015

TempCash—Institutional Shares	0.25%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

12 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$28	$96	$170	$389

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

13 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.12%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Administration Shares	0.02%	0.01%	1.21%

	7-Day Yield As of December 31, 2015

FedFund—Administration Shares	0.06%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

15 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

16 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$28	$93	$166	$378

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

17 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.07%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Administration Shares	0.01%	0.01%	1.10%

	7-Day Yield As of December 31, 2015

T-Fund—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

19 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

20 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.17%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$28	$122	$225	$527

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

21 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - Federal Trust Fund

Performance Information

Since no Administration Shares of Federal Trust Fund were outstanding during the period August 13, 2008 through April 23, 2009, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.05%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 4, 2007)

Federal Trust Fund—Administration Shares	0.01%	0.01%	0.61%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

23 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

24 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$28	$96	$170	$389

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

25 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.05%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Administration Shares	0.01%	0.00%	1.01%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Administration Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

27 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

28 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.24%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$160	$300	$710

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

29 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could

30 - MuniCash

affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

31 - MuniCash

Performance Information

Administration Shares of MuniCash are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

32 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

33 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 64.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 64.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

34

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

35

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other

36

obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other

37

investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

38

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

39

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax

40

liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

41

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

42

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve

43

Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Administration Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:00 p.m.

Federal Trust Fund	2:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

44

Fund	Deadline (Eastern time)

Treasury Trust Fund	2:30 p.m.

MuniCash	2:30 p.m.

*	Purchase orders for Administration Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Administration Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Administration Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Administration Shares of the Funds. A Financial Intermediary purchasing Administration Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is

45

closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash**	1:00 p.m.

*	Redemption orders for Administration Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administration Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

46

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

47

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Administration Shareholder Services Plan

Financial Intermediaries may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Financial Intermediary that purchases Administration Shares. The agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily NAV of the Administration Shares held by the Financial Intermediary. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments

48

described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable

49

ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

50

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

51

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

52

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Administration Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.17%
T-Fund	0.17%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T–Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

53

Legal Proceedings.  On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

54

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

55

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

The table below sets forth selected financial data for an Administration Share of TempFund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0002	0.0002	0.0002	0.0004	0.0003
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0010	$0.0003	$0.0003	$0.0002	$0.0005	$0.0003

Distributions:[2]
From net investment income	(0.0010)	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0003)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0010)	(0.0003)	(0.0003)	(0.0002)	(0.0005)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.03%	0.03%	0.02%	0.06%	0.04%

Ratios to Average Net Assets
Total expenses	0.28%[6]	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%[6]	0.23%	0.18%	0.24%	0.27%	0.27%

Net investment income	0.22%[6]	0.02%	0.02%	0.01%	0.05%	0.03%

Supplemental Data
Net assets, end of period (000)	$3,013,722	$2,843,390	$2,542,670	$2,740,631	$2,548,103	$1,953,551

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

56

TempCash

Administration Shares of TempCash do not have a financial history for the past five fiscal years; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0006	0.0004	0.0010	0.0015	0.0013
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0011	$0.0008	$0.0006	$0.0010	$0.0016	$0.0014

Distributions:[2]
From net investment income	(0.0010)	(0.0006)	(0.0004)	(0.0010)	(0.0015)	(0.0013)
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0011)	(0.0008)	(0.0006)	(0.0010)	(0.0016)	(0.0014)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.08%	0.06%	0.10%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.38%[6]	0.35%	0.33%	0.31%	0.28%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[6]	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.20%[6]	0.06%	0.05%	0.10%	0.15%	0.14%

Supplemental Data
Net assets, end of period (000)	$936,620	$1,142,790	$1,489,543	$2,647,717	$3,622,878	$4,139,893

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

57

FedFund

The table below sets forth selected financial data for an Administration Share of FedFund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0004	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.31%	0.31%	0.31%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.07%[6]	0.02%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$304,938	$346,593	$233,421	$12,271	$18,664	$17,543

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

58

T-Fund

The table below sets forth selected financial data for an Administration Share of T-Fund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0000 [1]	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0001)
From net realized gain	—	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.30%[6]	0.30%	0.00%	0.30%	0.30%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.08%	0.00%	0.15%	0.12%	0.13%

Net investment income	0.10%[6]	0.01%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$25,948	$5	$— [7]	$— [7]	$16,431	$32,718

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Net assets end of period are less than $1,000.

59

Federal Trust Fund

The table below sets forth selected financial data for an Administration Share of Federal Trust Fund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.35%[6]	0.43%	0.43%	0.42%	0.43%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%[6]	0.08%	0.07%	0.10%	0.11%	0.13%

Net investment income	0.07%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$22,114	$— [7]	$2,183	$2,289	$1,629	$858

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Net assets end of period are less than $1,000.

60

Treasury Trust Fund

The table below sets forth selected financial data for an Administration Share of Treasury Trust Fund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0000 [1]	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.31%	0.32%	0.33%	0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%[6]	0.05%	0.05%	0.08%	0.07%	0.08%

Net investment income	0.02%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$570,604	$573,959	$335,524	$108,091	$128,154	$152,459

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

61

MuniCash

Administration Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Dollar class would have been 0.69%.

62

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

63

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

64

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

65

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Administration Shares	Fund Code
TempFund	0H1
TempCash	0H6
FedFund	0U4
T-Fund	0N1
Federal Trust Fund	0U6
Treasury Trust Fund	0N6
MuniCash	0K6

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-ADM7-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Management Shares

➢	TempFund

Cash Management: BRTXX

➢	TempCash

Cash Management: BLMXX

➢	FedFund

Cash Management: BFFXX

➢	T-Fund

Cash Management: BPTXX

➢	Federal Trust Fund

Cash Management: BFMXX

➢	Treasury Trust Fund

Cash Management: BTCXX

➢	MuniCash

Cash Management: BRCXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniCash	28

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	33
	Investment Risks	37

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	42
	Purchase of Shares	43
	Redemption of Shares	44
	Additional Purchase and Redemption Information	45
	Liquidity Fees and Redemption Gates	46
	Distribution and Shareholder Servicing Payments	47
	Dividends and Distributions	48
	Federal Taxes	48
	State and Local Taxes	49

Management of the Funds	Information About BlackRock
	BlackRock	51
	Conflicts of Interest	53
	Master/Feeder Structure	54

Financial Highlights	Financial Performance of the Funds	55

General Information	Certain Fund Policies	62

Glossary	Glossary of Investment Terms	63

For More Information	Funds and Service Providers	64

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$220	$383	$858

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempFund

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not

4 - TempFund

backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

5 - TempFund

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Management Shares	0.02%	0.02%	1.18%

	7-Day Yield As of December 31, 2015

TempFund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.84%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$252	$450	$1,022

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

8 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

Because no Cash Management Shares of TempCash were outstanding during the period February 20, 2009 through December 31, 2015, (a) performance of the Fund’s Cash Management Shares for the period February 20, 2009 through December 31, 2015 is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares and (b) the seven-day yield shown is that of the Fund’s Dollar Shares. Dollar Shares are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.05%.

10 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 14, 2006)

TempCash—Cash Management Shares	0.02%	0.02%	1.04%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.67%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$68	$223	$391	$879

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.01% (quarter ended December 31, 2015) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 12, 2008)

FedFund—Cash Management Shares	0.02%	0.01%	0.07%

	7-Day Yield As of December 31, 2015

FedFund—Cash Management Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.70%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.67%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$68	$221	$387	$868

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Cash Management Shares	0.01%	0.01%	0.98%

	7-Day Yield As of December 31, 2015

T-Fund—Cash Management Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.67%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$68	$249	$445	$1,011

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - Federal Trust Fund

Performance Information

Because the Cash Management Shares of Federal Trust Fund do not have a full calendar year of operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

22 - Federal Trust Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.67%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$68	$223	$391	$879

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.10% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Cash Management Shares	0.01%	0.00%	0.89%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Cash Management Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.99%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$286	$519	$1,187

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

28 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could

29 - MuniCash

affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

30 - MuniCash

Performance Information

Cash Management Shares of MuniCash are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

31 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

32 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 63.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 63.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

33

Fund	Investment Objective

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These

34

supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a

35

Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

36

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

37

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

38

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax

39

liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

41

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

42

See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800)  441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Cash Management Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash	2:30 p.m.

*	Purchase orders for Cash Management Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

43

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Cash Management Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Cash Management Shares of the Funds. A Financial Intermediary purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*	5:00 p.m.

44

Fund	Deadline (Eastern time)

T-Fund*	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash**	1:00 p.m.

*	Redemption orders for Cash Management Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

45

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

46

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Cash Management Shareholder Services Plan

Financial Intermediaries may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Financial Intermediary that purchases Cash Management Shares. The agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Cash Management Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

47

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

48

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain

49

types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

50

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

51

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Management Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.17%
T-Fund	0.17%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T–Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

52

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

53

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

54

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

The table below sets forth selected financial data for a Cash Management Share of TempFund outstanding throughout each period presented.

	Cash Management
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	(0.0000)	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.69%[6]	0.69%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.50%[6]	0.23%	0.18%	0.25%	0.31%	0.28%

Net investment income	0.00%[6]	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$885,542	$403,371	$278,181	$231,804	$300,910	$270,280

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

55

TempCash

Cash Management Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0002	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$90,053	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

56

FedFund

The table below sets forth selected financial data for a Cash Management Share of FedFund outstanding throughout each period presented.

	Cash Management
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%	0.71%	0.71%	0.71%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.37%[6]	0.13%	0.09%	0.13%	0.16%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$154,006	$64,483	$3,547	$2,947	$2,350	$11,720

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

57

T-Fund

The table below sets forth selected financial data for a Cash Management Share of T-Fund outstanding throughout each period presented.

	Cash Management
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.70%[6]	0.70%	0.71%	0.71%	0.70%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.11%	0.12%	0.13%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,058,996	$771,441	$629,757	$1,002,044	$1,454,450	$1,030,126

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

58

Federal Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Federal Trust Fund outstanding throughout each period presented. There were no Cash Management Shares of Federal Trust Fund outstanding as of October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015.

	Cash Management
	Period April 18, 2016[1] to April 30, 2016 (Unaudited)	Year Ended October 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0000 [2]	0.0000
Net realized gain	0.0000 [2]	0.0001

Net increase in investment operations	0.0000	0.0001

Distributions:[3]
From net investment income	(0.0000)[4]	(0.0000)
From net realized gain	(0.0000)[4]	(0.0001)

Total distributions	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00

Total Return[5]
Based on net asset value	0.00%[6]	0.01%

Ratios to Average Net Assets
Total expenses	0.32%[7]	0.83%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[7]	0.14%

Net investment income	0.00%[7]	0.00%

Supplemental Data
Net assets, end of period (000)	$46,727	$166

[1]	Commencement of operations.
[2]	Amount is less than $0.00005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.00005) per share.
[5]	Where applicable, assumes the reinvestment of distributions.
[6]	Aggregate total return.
[7]	Annualized.

59

Treasury Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Treasury Trust Fund outstanding throughout each period presented.

	Cash Management
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%	0.71%	0.72%	0.73%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.05%	0.05%	0.08%	0.07%	0.10%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$15,804	$8,528	$14,777	$12,942	$15,122	$7,792

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

60

MuniCash

Cash Management Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Dollar Class would have been 0.69%.

61

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

63

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

64

[This page intentionally left blank]

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Management Shares	Fund Code
TempFund	0H3
TempCash	0H4
FedFund	0U2
T-Fund	0N3
Federal Trust Fund	0U1
Treasury Trust Fund	0N4
MuniCash	0K4

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CM7-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Plus Shares

➢	TempCash

Cash Plus: —

➢	FedFund

Cash Plus: —

➢	MuniCash

Cash Plus: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About FedFund	8
	Key Facts About MuniCash	12

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	16
	Investment Risks	20

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	25
	Purchase of Shares	26
	Redemption of Shares	27
	Additional Purchase and Redemption Information	28
	Liquidity Fees and Redemption Gates	29
	Distribution and Shareholder Servicing Payments	30
	Dividends and Distributions	30
	Federal Taxes	31
	State and Local Taxes	32

Management of the Funds	Information About BlackRock
	BlackRock	33
	Conflicts of Interest	35
	Master/Feeder Structure	36

Financial Highlights	Financial Performance of the Funds	37

General Information	Certain Fund Policies	40

Glossary	Glossary of Investment Terms	41

For More Information	Funds and Service Providers	42

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.19%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.03%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 33, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$105	$362	$639	$1,429

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

3 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

4 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Because the Cash Plus Shares of TempCash have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.06%.

6 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Purchase orders must be placed in dollars.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.02%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 33, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$104	$333	$581	$1,291

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

8 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - FedFund

Performance Information

Because the Cash Plus Shares of FedFund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	0.02%	0.01%	1.16%

	7-Day Yield As of December 31, 2015

FedFund—Dollar Shares	0.03%

10 - FedFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 33, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$396	$706	$1,587

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”),

12 - MuniCash

the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

13 - MuniCash

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Cash Plus Shares of MuniCash have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

14 - MuniCash

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares		0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Purchase orders must be placed in dollars.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and FedFund, a government money market fund under Rule 2a-7 (the “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 41.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 41.

¡	The Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund	The Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

16

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the

17

credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  TempCash may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash could not hold directly without the repurchase obligation.

18

TempCash and FedFund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

19

Securities Lending.  TempCash and FedFund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

20

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

21

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash and FedFund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

22

Stable Net Asset Value Risk.  FedFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

23

Reverse Repurchase Agreements Risk.  TempCash and FedFund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash and FedFund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

24

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, the Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

25

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Cash Plus Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Cash Plus Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Plus Shares.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

FedFund	3:00 p.m.

MuniCash	12:00 p.m.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of shares of each Fund may be effected through an Account through procedures and requirements established by your Financial Intermediary. Beneficial ownership of Cash Plus Shares will be recorded by your Financial Intermediary and will be

26

reflected in Account statements. Your Financial Intermediary may impose minimum investment requirements for your Account. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an Account, your Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment required will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his or her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Cash Plus Shares may be redeemed at any time through a representative of your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

FedFund	3:00 p.m.

MuniCash	12:00 p.m.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

27

The Funds shall have the right to redeem Cash Plus Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Plus Shares account to $500 or more, no such redemption shall take place. If the value of a shareholder’s Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Your Financial Intermediary may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your Financial Intermediary reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for FedFund because the Fund seeks to maintain a stable NAV of $1.00 per share and generally the Fund’s shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for

28

TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

29

The Board has chosen not to subject FedFund to liquidity fees or redemption gates due to declines in the Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Cash Plus Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Trust entered into an agreement with your Financial Intermediary. The agreement requires your Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Cash Plus Shares of each of TempCash, FedFund and MuniCash, held by your Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your Financial Intermediary is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust entered into an agreement with your Financial Intermediary. The agreement requires your Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund’s payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Cash Plus Shares held by your Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your Financial Intermediary is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the

30

same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after

31

December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

32

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

The management fee for FedFund is equal to Calculation A plus Calculation B as follows:

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund and three other portfolios of the Trust not offered by this prospectus (T-Fund, Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

33

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Plus Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
FedFund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.15%
FedFund	0.11%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on

34

behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

35

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

36

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Plus Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by
Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempCash

Cash Plus Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0002	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$90,053	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

37

FedFund

Cash Plus Shares of FedFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.46%	0.46%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%[6]	0.13%	0.09%	0.13%	0.17%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,579,519	$917,631	$748,382	$593,574	$325,447	$494,151

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

38

MuniCash

Cash Plus Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Dollar class would have been 0.69%.

39

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

40

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

41

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

FedFund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

42

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Plus Shares	Fund Code
TempCash	121
FedFund	130
MuniCash	148

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CPS3-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Reserve Shares

➢	TempFund

Cash Reserve: BRRXX

➢	TempCash

Cash Reserve: BLRXX

➢	FedFund

Cash Reserve: BFRXX

➢	T-Fund

Cash Reserve: BTRXX

➢	Federal Trust Fund

Cash Reserve: BFDXX

➢	Treasury Trust Fund

Cash Reserve: BTFXX

➢	MuniCash

Cash Reserve: BMRXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniCash	28

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	33
	Investment Risks	37

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	42
	Purchase of Shares	43
	Redemption of Shares	44
	Additional Purchase and Redemption Information	45
	Liquidity Fees and Redemption Gates	46
	Distribution and Shareholder Servicing Payments	47
	Dividends and Distributions	48
	Federal Taxes	48
	State and Local Taxes	49

Management of the Funds	Information About BlackRock
	BlackRock	51
	Conflicts of Interest	53
	Master/Feeder Structure	54

Financial Highlights	Financial Performance of the Funds	55

General Information	Certain Fund Policies	62

Glossary	Glossary of Investment Terms	63

For More Information	Funds and Service Providers	64

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.58%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$59	$188	$328	$737

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

3 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

4 - TempFund

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

5 - TempFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Reserve Shares	0.02%	0.02%	1.21%

	7-Day Yield As of December 31, 2015

TempFund—Cash Reserve Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases.

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.42%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.74%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.58%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$59	$220	$396	$903

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

8 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

Because the Cash Reserve Shares of TempCash have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.06%.

10 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.57%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$58	$191	$336	$758

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Cash Reserve Shares	0.02%	0.01%	1.11%

	7-Day Yield As of December 31, 2015

FedFund—Cash Reserve Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.60%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.57%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$58	$189	$332	$747

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - T-Fund

Performance Information

Because the Cash Reserve Shares of T-Fund do not have a full calendar year of operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

18 - T-Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	0.01%	1.05%

	7-Day Yield As of December 31, 2015

T-Fund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.47%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.73%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.57%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$58	$217	$390	$891

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - Federal Trust Fund

Performance Information

Because the Cash Reserve Shares of Federal Trust Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

22 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.57%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$58	$191	$336	$758

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

Because the Cash Reserve Shares of Treasury Trust Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

26 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Dollar Shares		0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.54%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.89%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$255	$465	$1,069

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

28 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could

29 - MuniCash

affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

30 - MuniCash

Performance Information

Cash Reserve Shares of MuniCash were not outstanding from January 1, 2006 through June 5, 2007, January 8, 2008 through July 26, 2010, November 4, 2010 through November 14, 2011 and October 30, 2012 through December 31, 2015, nor do they have a full calendar year of operations for the ten-year period. As a result, the performance and seven-day yield shown are those of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

31 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

32 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 63.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 63.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund
Federal Trust Fund
Treasury Trust Fund

33

Fund	Investment Objective
MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

34

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other

35

obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a

36

Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic

37

conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate

38

values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash. From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

39

Prepayment Risk.  TempFund and TempCash. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

41

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve

42

Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Cash Reserve Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

43

Fund	Deadline (Eastern time)

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash	2:30 p.m.

*	Purchase orders for Cash Reserve Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Cash Reserve Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Cash Reserve Shares of the Funds. A Financial Intermediary purchasing Cash Reserve Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

44

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash**	1:00 p.m.

*	Redemption orders for Cash Reserve Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

45

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

46

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Cash Reserve Shareholder Services Plan

Financial Intermediaries may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into an agreement with each Financial Intermediary that purchases Cash Reserve Shares of the Funds. The agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily NAV of the Cash Reserve Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

47

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

48

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

49

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

50

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

51

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Reserve Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.17%
T-Fund	0.17%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T-Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

52

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

53

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

54

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

The table below sets forth selected financial data for a Cash Reserve Share of TempFund outstanding throughout each period presented.

	Cash Reserve
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0003	$0.0003	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	0.0000	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%[6]	0.59%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%[6]	0.23%	0.18%	0.24%	0.30%	0.31%

Net investment income	0.00%[6]	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$15,883	$16,693	$19,977	$15,031	$13,130	$16,695

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

55

TempCash

Cash Reserve Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0002	$0.0003	$0.0002	$0.0002	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$90,053	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

56

FedFund

The table below sets forth selected financial data for a Cash Reserve Share of FedFund outstanding throughout each period presented.

	Cash Reserve
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0000	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.61%[6]	0.61%	0.61%	0.61%	0.61%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.13%	0.09%	0.12%	0.17%	0.20%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$11,032	$5,442	$4,561	$4,863	$208	$1,693

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

57

T-Fund

The table below sets forth selected financial data for a Cash Reserve Share of T-Fund outstanding throughout each period presented.

	Cash Reserve
	Six Months Ended April 30, 2016 (Unaudited)	Period September 24, 2015[5] to October 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—

Net increase (decrease) from investment operations	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]

Total distributions	(0.0000)

Net asset value, end of period	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.60%[6]	0.56%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%[6]	0.08%[7]

Net investment income	0.03%[6]	0.01%[7]

Supplemental Data
Net assets, end of period (000)	$69,325	$— [8]

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Commencement of operations.
[6]	Aggregate total return.
[7]	Annualized.
[8]	Net assets end of period are less than $1,000.

58

Federal Trust Fund

The table below sets forth selected financial data for a Cash Reserve Share of Federal Trust Fund outstanding throughout the period presented.

Cash Reserve
Period April 18, 2016[1] to April 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [2]
Net realized gain	0.0000 [2]

Net increase from investment operations	$0.0000

Distributions:[3]
From net investment income	(0.0000)[4]

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.28%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[7]

Net investment income	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$630

[1]	Commencement of operations.
[2]	Amount is less than $0.00005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.00005) per share.
[5]	Where applicable, assumes the reinvestment of distributions.
[6]	Aggregate total return.
[7]	Annualized.

59

Treasury Trust Fund

The table below sets forth selected financial data for a Cash Reserve Share of Treasury Trust Fund outstanding throughout the period presented.

Cash Reserve
Period December 16, 2015[1] to April 30, 2016 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [2]
Net realized gain	0.0000 [2]

Net increase from investment operations	$0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	(0.0000)[4]

Total distributions	(0.0000)

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.01%[6]

Ratios to Average Net Assets
Total expenses	0.61%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[7]

Net investment income	0.01%[7]

Supplemental Data
Net assets, end of period (000)	$3,226

[1]	Commencement of operations.
[2]	Amount is less than $0.00005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.00005) per share.
[5]	Where applicable, assumes the reinvestment of distributions.
[6]	Aggregate total return.
[7]	Annualized.

60

MuniCash

Cash Reserve Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of expense ratios. If these were annualized, total expenses for Dollar class would have been 0.69%.

61

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

63

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

64

[This page intentionally left blank]

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Reserve Shares	Fund Code
TempFund	0H2
TempCash	0H5
FedFund	0U3
T-Fund	0N2
Federal Trust Fund	0U5
Treasury Trust Fund	0N5
MuniCash	0K5

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CR7-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Dollar Shares

➢	TempFund

Dollar: TDOXX

➢	TempCash

Dollar: TCDXX

➢	FedFund

Dollar: TDDXX

➢	T-Fund

Dollar: TFEXX

➢	Federal Trust Fund

Dollar: TSDXX

➢	Treasury Trust Fund

Dollar: TTDXX

➢	MuniCash

Dollar: MCDXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	8
	Key Facts About FedFund	13
	Key Facts About T-Fund	17
	Key Facts About Federal Trust Fund	21
	Key Facts About Treasury Trust Fund	25
	Key Facts About MuniCash	29

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	33
	Investment Risks	37

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	42
	Purchase of Shares	43
	Redemption of Shares	44
	Additional Purchase and Redemption Information	46
	Liquidity Fees and Redemption Gates	46
	Distribution and Shareholder Servicing Payments	47
	Dividends and Distributions	48
	Federal Taxes	48
	State and Local Taxes	50

Management of the Funds	Information About BlackRock
	BlackRock	51
	Conflicts of Interest	53
	Master/Feeder Structure	54

Financial Highlights	Financial Performance of the Funds	55

General Information	Certain Fund Policies	62

Glossary	Glossary of Investment Terms	63

For More Information	Funds and Service Providers	64

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$44	$140	$245	$554

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

3 - TempFund

instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could

4 - TempFund

affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.11%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempFund—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.27%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$44	$173	$313	$723

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

8 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

9 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

10 - TempCash

Performance Information

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.06%.

11 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

12 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$43	$144	$254	$575

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the

13 - FedFund

U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	0.02%	0.01%	1.16%

	7-Day Yield As of December 31, 2015

FedFund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

15 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

16 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.45%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$43	$141	$249	$564

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured

17 - T-Fund

by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	0.01%	1.05%

	7-Day Yield As of December 31, 2015

T-Fund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

19 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

20 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.32%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$43	$170	$308	$710

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may

21 - Federal Trust Fund

not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - Federal Trust Fund

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

23 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

24 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$43	$144	$254	$575

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

25 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

27 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

28 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.39%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.74%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$207	$383	$891

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

29 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

30 - MuniCash

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

31 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

32 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 63.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 63.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

33

Fund	Investment Objective
FedFund T-Fund Federal Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

34

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

35

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

36

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

37

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash and MuniCash.   Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

38

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

39

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

41

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

42

See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800)  441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Dollar Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Dollar Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

43

Fund	Deadline (Eastern time)

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash	2:30 p.m.

†	The deadline for purchase orders for Dollar Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. FedFund reserves the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for Dollar Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Dollar Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Dollar Shares of the Funds. A Financial Intermediary purchasing Dollar Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, BlackRock and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ SAI.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m.

44

on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash**	1:00 p.m.

†	The deadline for redemption orders for Dollar Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for Dollar Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Dollar Share account to $5,000 (other than due to market fluctuations) or more, no such redemption shall take place. If a shareholder’s Dollar Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

45

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

46

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Dollar Shareholder Services Plan

Financial Intermediaries may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Financial Intermediary that purchases Dollar Shares. The agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily NAV of the Dollar Shares held by the Financial Intermediary. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by

47

the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up

48

withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

49

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

50

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

51

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Dollar Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.17%
T-Fund	0.17%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T–Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

52

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings.  On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

53

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

54

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

The table below sets forth selected financial data for a Dollar Share of TempFund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0005	$0.0003	$0.0003	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0005)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0005)	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%[6]	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%[6]	0.22%	0.18%	0.25%	0.31%	0.30%

Net investment income	0.10%[6]	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$3,229,117	$1,511,529	$2,673,968	$2,300,509	$1,941,890	$1,787,059

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

55

TempCash

The table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0002	$0.0003	$0.0002	$0.0002	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$90,053	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

56

FedFund

The table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0000	$0.0002	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.46%	0.46%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%[6]	0.13%	0.09%	0.13%	0.17%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,579,519	$917,631	$748,382	$593,574	$325,447	$494,151

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

57

T-Fund

The table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%[6]	0.45%	0.46%	0.46%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.09%	0.12%	0.12%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$4,130,273	$988,153	$755,491	$855,847	$479,912	$497,029

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

58

Federal Trust Fund

The table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$—		$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	0.0000	[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	0.0000	[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	—		(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]		0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.50%[6]		0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%[6]		0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.00%[6]		0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$269,116		$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

59

Treasury Trust Fund

The table below sets forth selected financial data for a Dollar Share of Treasury Trust Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0000	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%[6]	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$404,697	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

60

MuniCash

The table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Dollar class would have been 0.69%.

61

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

63

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

64

[This page intentionally left blank]

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Dollar Shares	Fund Code
TempFund	020
TempCash	023
FedFund	031
T-Fund	061
Federal Trust Fund	012
Treasury Trust Fund	063
MuniCash	054

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-DS7-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Institutional Shares

➢	TempFund

Institutional: TMPXX

➢	TempCash

Institutional: TMCXX

➢	FedFund

Institutional: TFDXX

➢	T-Fund

Institutional: TSTXX

➢	Federal Trust Fund

Institutional: TFFXX

➢	Treasury Trust Fund

Institutional: TTTXX

➢	MuniCash

Institutional: MCSXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniCash	28

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	32
	Investment Risks	36

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	41
	Purchase of Shares	42
	Redemption of Shares	43
	Additional Purchase and Redemption Information	44
	Liquidity Fees and Redemption Gates	45
	Distribution and Shareholder Servicing Payments	46
	Dividends and Distributions	46
	Federal Taxes	46
	State and Local Taxes	48

Management of the Funds	Information About BlackRock
	BlackRock	49
	Conflicts of Interest	51
	Master/Feeder Structure	52

Financial Highlights	Financial Performance of the Funds	53

General Information	Certain Fund Policies	60

Glossary	Glossary of Investment Terms	61

For More Information	Funds and Service Providers	62

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.19%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$60	$106	$242

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

3 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

4 - TempFund

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2014). The year-to-date return as of September 30, 2016 was 0.29%.

5 - TempFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Institutional Shares	0.10%	0.09%	1.42%

	7-Day Yield As of December 31, 2015

TempFund—Institutional Shares	0.29%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.32%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$93	$175	$415

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

8 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.24%.

10 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	0.07%	0.10%	1.43%

	7-Day Yield As of December 31, 2015

TempCash—Institutional Shares	0.25%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.21%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.17%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$17	$64	$114	$264

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a

12 - FedFund

non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.19%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Institutional Shares	0.03%	0.02%	1.26%

	7-Day Yield As of December 31, 2015

FedFund—Institutional Shares	0.16%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.20%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.17%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$17	$61	$110	$252

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured

16 - T-Fund

by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.15%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Institutional Shares	0.02%	0.01%	1.13%

	7-Day Yield As of December 31, 2015

T-Fund—Institutional Shares	0.10%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.26%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.33%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.17%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$17	$90	$169	$403

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the

20 - Federal Trust Fund

U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - Federal Trust Fund

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.14%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Institutional Shares	0.01%	0.01%	1.24%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Institutional Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

22 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.21%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.17%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$17	$64	$114	$264

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

24 - Treasury Trust Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.12%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Institutional Shares	0.01%	0.00%	1.05%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Institutional Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.49%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$128	$245	$588

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax.

28 - MuniCash

The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

29 - MuniCash

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.91% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.14%.

30 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Institutional Shares	0.02%	0.05%	1.01%

	7-Day Yield As of December 31, 2015

MuniCash—Institutional Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

31 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 61.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 61.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund
Federal Trust Fund
Treasury Trust Fund

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

32

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

33

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other

34

obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a

35

Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

36

Foreign Exposure Risk.  TempFund, TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield

37

requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off

38

debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

39

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

40

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

41

See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800)  441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Institutional Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash	2:30 p.m.

†	The deadline for purchase orders for Institutional Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. FedFund reserves the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for Institutional Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

42

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Funds’ officers, at their discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Institutional Shares of the Funds. A Financial Intermediary purchasing Institutional Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, BlackRock and The PNC Financial Services Group, Inc. (“PNC”) have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ SAI.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

43

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash**	1:00 p.m.

†	The deadline for redemption orders for Institutional Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for Institutional Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

44

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

45

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to any Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income

46

that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to

47

provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

48

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

49

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Institutional Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.17%
T-Fund	0.17%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T–Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

50

Legal Proceedings.  On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

51

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

52

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

The table below sets forth selected financial data for an Institutional Share of TempFund outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0015	0.0008	0.0003	0.0008	0.0013	0.0012
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0015	0.0009	0.0004	0.0008	0.0014	0.0012

Distributions:[2]
From net investment income	(0.0015)	(0.0008)	(0.0003)	(0.0008)	(0.0013)	(0.0012)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0015)	(0.0009)	(0.0004)	(0.0008)	(0.0014)	(0.0012)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.16%[5]	0.09%	0.04%	0.08%	0.14%	0.12%

Ratios to Average Net Assets
Total expenses	0.19%[6]	0.19%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%[6]	0.16%	0.17%	0.18%	0.18%	0.18%

Net investment income	0.31%[6]	0.08%	0.03%	0.08%	0.14%	0.12%

Supplemental Data
Net assets, end of period (000)	$71,586,473	$62,215,214	$46,327,088	$42,517,741	$43,032,035	$41,826,560

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

53

TempCash

The table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0006	0.0004	0.0010	0.0015	0.0013
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0011	0.0008	0.0006	0.0010	0.0016	0.0014

Distributions:[2]
From net investment income	(0.0010)	(0.0006)	(0.0004)	(0.0010)	(0.0015)	(0.0013)
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0011)	(0.0008)	(0.0006)	(0.0010)	(0.0016)	(0.0014)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.08%	0.06%	0.10%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.38%[6]	0.35%	0.33%	0.31%	0.28%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[6]	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.20%[6]	0.06%	0.05%	0.10%	0.15%	0.14%

Supplemental Data
Net assets, end of period (000)	$936,620	$1,142,790	$1,489,543	$2,647,717	$3,622,878	$4,139,893

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

54

FedFund

The table below sets forth selected financial data for an Institutional Share of FedFund outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0002	0.0001	0.0001	0.0001	0.0002
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0007	0.0002	0.0001	0.0001	0.0001	0.0003

Distributions:[2]
From net investment income	(0.0007)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0002)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0007)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%[5]	0.02%	0.01%	0.01%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.21%[6]	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%[6]	0.12%	0.09%	0.14%	0.17%	0.17%

Net investment income	0.15%[6]	0.02%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of period (000)	$15,269,128	$11,361,624	$10,689,737	$12,265,686	$11,698,677	$12,617,763

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

55

T-Fund

The table below sets forth selected financial data for an Institutional Share of T-Fund outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0006	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0006)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0006)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.06%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.20%[6]	0.20%	0.21%	0.21%	0.20%	0.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%[6]	0.08%	0.06%	0.11%	0.12%	0.11%

Net investment income	0.12%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$26,375,000	$19,598,433	$18,501,009	$15,448,264	$17,649,086	$12,586,527

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

56

Federal Trust Fund

The table below sets forth selected financial data for an Institutional Share of Federal Trust Fund outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0005	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0005)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0005)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.29%[6]	0.33%	0.33%	0.32%	0.33%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%[6]	0.08%	0.07%	0.11%	0.11%	0.15%

Net investment income	0.13%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$3,481,842	$331,549	$236,113	$235,349	$188,110	$207,357

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

57

Treasury Trust Fund

The table below sets forth selected financial data for an Institutional Share of Treasury Trust Fund outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0004	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0004)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions:	(0.0004)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.21%[6]	0.21%	0.21%	0.22%	0.23%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%[6]	0.05%	0.05%	0.07%	0.07%	0.09%

Net investment income	0.09%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$17,803,580	$13,517,000	$10,367,067	$7,021,176	$4,901,611	$4,836,239

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

58

MuniCash

The table below sets forth selected financial data for an Institutional Share of MuniCash outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0004	0.0009	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0001	0.0004	0.0009	0.0012

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0004)	(0.0009)	(0.0012)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0004)	(0.0009)	(0.0012)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%[5]	0.02%	0.01%	0.04%	0.09%	0.12%

Ratios to Average Net Assets
Total expenses	0.39%[6,7]	0.49%	0.45%	0.42%	0.40%	0.38%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.13%	0.16%	0.19%	0.20%	0.20%

Net investment income	0.07%[6]	0.01%	0.01%	0.04%	0.09%	0.13%

Supplemental Data
Net assets, end of period (000)	$1,372,919	$145,329	$144,892	$189,271	$233,569	$324,027

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Institutional class, would have been 0.40%.

59

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

60

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

61

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

62

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Institutional Shares	Fund Code
TempFund	024
TempCash	021
FedFund	030
T-Fund	060
Federal Trust Fund	011
Treasury Trust Fund	062
MuniCash	048

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-IS7-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Plus Shares

➢	TempFund

Plus Shares: —

➢	T-Fund

Plus Shares: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About T-Fund	7

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	11
	Investment Risks	14

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	19
	Purchase of Shares	20
	Redemption of Shares	21
	Additional Purchase and Redemption Information	22
	Liquidity Fees and Redemption Gates	23
	Distribution and Shareholder Servicing Payments	23
	Dividends and Distributions	24
	Federal Taxes	24
	State and Local Taxes	26

Management of the Funds	Information About BlackRock
	BlackRock	27
	Conflicts of Interest	29
	Master/Feeder Structure	29

Financial Highlights	Financial Performance of the Funds	31

General Information	Certain Fund Policies	33

Glossary	Glossary of Investment Terms	34

For More Information	Funds and Service Providers	35

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 27, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$44	$140	$245	$554

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

3 - TempFund

instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

4 - TempFund

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Plus Shares of TempFund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

5 - TempFund

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.11%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempFund—Dollar Shares		0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.45%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 27, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$43	$141	$249	$564

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured

7 - T-Fund

by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Plus Shares of T-Fund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day

8 - T-Fund

yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	0.01%	1.05%

	7-Day Yield As of December 31, 2015

T-Fund—Dollar Shares		0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

9 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

10 - T-Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Institutional Fund”), and T-Fund, a government money market fund under Rule 2a-7 (the “Government Fund,” and collectively with the Institutional Fund, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 34.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 34.

¡	The Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

The Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from the Institutional Fund (up to 2%) or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

T-Fund	The Fund seeks current income as is consistent with liquidity and stability of principal.

The investment objective of each Fund may be changed by the Board without shareholder approval.

11

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund

Pursuant to Rule 2a-7 under the 1940 Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by the Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the

12

credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that the Fund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  All Funds.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

TempFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

13

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund.  The Fund may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

14

The following paragraph is applicable to T-Fund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s

15

investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Risks.  TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

16

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  All Funds.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  T-Fund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets

17

decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

18

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, the Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

The Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. The Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, the Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by the Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day,

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

19

decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). For the Institutional Fund, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, T-Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Plus Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Plus Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Plus Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

T-Fund*	5:00 p.m.

*	Purchase orders for Plus Shares of T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for T-Fund on any Business Day (or, if T-Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

20

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Plus Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Plus Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Plus Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Plus Shares of the Funds. A Financial Intermediary purchasing Plus Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Fund.

Orders received after the applicable deadline for T-Fund on any Business Day (or, if T-Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

The Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

T-Fund*	5:00 p.m.

*	Redemption orders for Plus Shares of T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 441-7450 for specific information.

21

The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which the Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund, because the Fund seeks to maintain a stable NAV of $1.00 per share and generally the Fund’s shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, because the Fund’s shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

22

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90 day period, in the event that the Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of the Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of the Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, the Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by the Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Plus Shares Distribution Plan

Financial Intermediaries may purchase Plus Shares. Pursuant to a Distribution (12b-1 Plan) adopted by the Board, the Trust will enter into an agreement with each Financial Intermediary that purchases Plus Shares. The agreement will require the Financial

23

Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of 0.25% (on an annualized basis) of the average daily NAV of the Plus Shares of TempFund and T-Fund held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up

24

withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because TempFund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If TempFund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, TempFund does not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise the Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

25

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

26

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the TempFund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess
of $8 billion.

The management fee for T-Fund is equal to Calculation A plus Calculation B as follows:

T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of T-Fund and three other portfolios of the Trust not offered by this prospectus (FedFund, Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of

27

the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Plus Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
T-Fund	0.17%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
T-Fund	0.07%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

28

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in

29

a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

30

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Plus Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

Plus Shares of TempFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempFund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0005	$0.0003	$0.0003	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0005)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0005)	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%[6]	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%[6]	0.22%	0.18%	0.25%	0.31%	0.30%

Net investment income	0.10%[6]	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$3,229,117	$1,511,529	$2,673,968	$2,300,509	$1,941,890	$1,787,059

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

31

T-Fund

Plus Shares of T-Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%[6]	0.45%	0.46%	0.46%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.09%	0.12%	0.12%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$4,130,273	$988,153	$755,491	$855,847	$479,912	$497,029

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

32

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

33

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

34

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

T-Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

35

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Plus Shares	Fund Code
TempFund
T-Fund	32

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PL2-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Premier Choice Shares

➢	TempFund

Premier Choice: —

➢	TempCash

Premier Choice: —

➢	FedFund

Premier Choice: —

➢	T-Fund

Premier Choice: BCHXX

➢	Federal Trust Fund

Premier Choice: —

➢	Treasury Trust Fund

Premier Choice: —

➢	MuniCash

Premier Choice: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniCash	28

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	32
	Investment Risks	36

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	41
	Purchase of Shares	42
	Redemption of Shares	43
	Additional Purchase and Redemption Information	44
	Liquidity Fees and Redemption Gates	45
	Distribution and Shareholder Servicing Payments	46
	Dividends and Distributions	46
	Federal Taxes	47
	State and Local Taxes	48

Management of the Funds	Information About BlackRock
	BlackRock	49
	Conflicts of Interest	51
	Master/Feeder Structure	52

Financial Highlights	Financial Performance of the Funds	53

General Information	Certain Fund Policies	60

Glossary	Glossary of Investment Terms	61

For More Information	Funds and Service Providers	62

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$29	$92	$162	$367

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

3 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

4 - TempFund

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of TempFund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.22%.

5 - TempFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Administration Shares	0.03%	0.03%	1.34%

	7-Day Yield As of December 31, 2015

TempFund—Administration Shares	0.19%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware
302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.12%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$29	$125	$230	$539

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of

8 - TempCash

market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

There are currently no Premier Choice Shares of TempCash outstanding. The performance shown is based on the performance of the Administration Shares of the Fund, which are offered by a separate prospectus. Because no Administration Shares of TempCash were outstanding during the periods January 1, 2006 through March 30, 2006, June 28, 2007 through August 20, 2007, September 24, 2007 through November 29, 2007, December 24, 2007 through April 16, 2008, July 22, 2011 through December 6, 2011, and January 18, 2012 through December 31, 2015, performance for the Fund’s Administration Shares for those periods is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares. Because no Administration Shares of the Fund were outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Institutional Shares. Institutional Shares and Administration Shares should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.15%.

10 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Administration Shares	0.02%	0.03%	1.35%

	7-Day Yield As of December 31, 2015

TempCash—Institutional Shares	0.25%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$28	$96	$170	$389

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - FedFund

Performance Information

There are currently no Premier Choice Shares of FedFund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.12%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Administration Shares	0.02%	0.01%	1.21%

	7-Day Yield As of December 31, 2015

FedFund—Administration Shares	0.06%

14 - FedFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$28	$93	$166	$378

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - T-Fund

Performance Information

There are currently no Premier Choice Shares of T-Fund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.07%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Administration Shares	0.01%	0.01%	1.10%

	7-Day Yield As of December 31, 2015

T-Fund—Administration Shares	0.03%

18 - T-Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.17%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$28	$122	$225	$527

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - Federal Trust Fund

Performance Information

There are currently no Premier Choice Shares of Federal Trust Fund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. Since no Administration Shares of the Fund were outstanding during the period August 13, 2008 through April 23, 2009, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.05%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 4, 2007)

Federal Trust Fund—Administration Shares	0.01%	0.01%	0.61%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Administration Shares	0.01%

22 - Federal Trust Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$28	$96	$170	$389

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

There are currently no Premier Choice Shares of Treasury Trust Fund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.05%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Administration Shares	0.01%	0.00%	1.01%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Administration Shares	0.02%

26 - Treasury Trust Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.24%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$160	$300	$710

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax.

28 - MuniCash

The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

29 - MuniCash

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of MuniCash outstanding. The performance and seven-day yield shown are based on the performance of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Premier Choice Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses. The seven-day yield is based on that of Dollar Shares of the Fund.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

30 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

31 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 61.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 61.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
TempCash
FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund
Federal Trust Fund
Treasury Trust Fund
MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

32

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by

33

the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase

34

agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

35

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

36

Foreign Exposure Risk.  TempFund, TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited

37

liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

38

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets

39

decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

40

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

41

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Premier Choice Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Premier Choice Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Choice Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

42

Fund	Deadline (Eastern time)

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Premier Choice Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Premier Choice Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The minimum initial investment is $50,000. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Premier Choice Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

43

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

TempCash	3:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Choice Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

44

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

45

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Premier Choice Shares Shareholder Services Plan

Financial Intermediaries may purchase Premier Choice Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Financial Intermediary that purchases Premier Choice Shares. The agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily NAV of the Premier Choice Shares held by the Financial Intermediary. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Premier Choice Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

46

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions

47

will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

48

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

49

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Choice Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.17%
T-Fund	0.17%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T-Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

50

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a

51

fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

52

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Choice Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

Premier Choice Shares of TempFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of TempFund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0002	0.0002	0.0002	0.0004	0.0003
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0010	$0.0003	$0.0003	$0.0002	$0.0005	$0.0003

Distributions:[2]
From net investment income	(0.0010)	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0003)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0010)	(0.0003)	(0.0003)	(0.0002)	(0.0005)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.03%	0.03%	0.02%	0.06%	0.04%

Ratios to Average Net Assets
Total expenses	0.28%[6]	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%[6]	0.23%	0.18%	0.24%	0.27%	0.27%

Net investment income	0.22%[6]	0.02%	0.02%	0.01%	0.05%	0.03%

Supplemental Data
Net assets, end of period (000)	$3,013,722	$2,843,390	$2,542,670	$2,740,631	$2,548,103	$1,953,551

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

53

TempCash

Premier Choice Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0006	0.0004	0.0010	0.0015	0.0013
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0011	$0.0008	$0.0006	$0.0010	$0.0016	$0.0014

Distributions:[2]
From net investment income	(0.0010)	(0.0006)	(0.0004)	(0.0010)	(0.0015)	(0.0013)
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0011)	(0.0008)	(0.0006)	(0.0010)	(0.0016)	(0.0014)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.08%	0.06%	0.10%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.38%[6]	0.35%	0.33%	0.31%	0.28%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[6]	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.20%[6]	0.06%	0.05%	0.10%	0.15%	0.14%

Supplemental Data
Net assets, end of period (000)	$936,620	$1,142,790	$1,489,543	$2,647,717	$3,622,878	$4,139,893

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

54

FedFund

Premier Choice Shares of FedFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of FedFund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0004	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.31%	0.31%	0.31%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.07%[6]	0.02%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$304,938	$346,593	$233,421	$12,271	$18,664	$17,543

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

55

T-Fund

Premier Choice Shares of T-Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of T-Fund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0000 [1]	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0001)
From net realized gain	—	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.30%[6]	0.30%	0.00%	0.30%	0.30%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.08%	0.00%	0.15%	0.12%	0.13%

Net investment income	0.10%[6]	0.01%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$25,948	$5	$— [7]	$— [7]	$16,431	$32,718

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Net assets end of period are less than $1,000.

56

Federal Trust Fund

Premier Choice Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of Federal Trust Fund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.35%[6]	0.43%	0.43%	0.42%	0.43%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%[6]	0.08%	0.07%	0.10%	0.11%	0.13%

Net investment income	0.07%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$22,114	$— [7]	$2,183	$2,289	$1,629	$858

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Net assets end of period are less than $1,000.

57

Treasury Trust Fund

Premier Choice Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of Treasury Trust Fund outstanding throughout each period presented.

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0000 [1]	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.31%	0.32%	0.33%	0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%[6]	0.05%	0.05%	0.08%	0.07%	0.08%

Net investment income	0.02%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$570,604	$573,959	$335,524	$108,091	$128,154	$152,459

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

58

MuniCash

Premier Choice Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Dollar class would have been 0.69%.

59

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

60

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

61

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

62

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Choice Shares	Fund Code
TempFund	224
TempCash	124
FedFund
T-Fund
Federal Trust Fund	244
Treasury Trust Fund	254
MuniCash	144

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PRC7-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Select Shares

➢	TempFund

Select: BTBXX

➢	FedFund

Select: BFBXX

➢	T-Fund

Select: BSLXX

➢	Treasury Trust Fund

Select: TSLXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About Treasury Trust Fund	16

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	20
	Investment Risks	23

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	28
	Purchase of Shares	29
	Redemption of Shares	30
	Additional Purchase and Redemption Information	31
	Liquidity Fees and Redemption Gates	32
	Distribution and Shareholder Servicing Payments	33
	Dividends and Distributions	33
	Federal Taxes	34
	State and Local Taxes	35

Management of the Funds	Information About BlackRock
	BlackRock	36
	Conflicts of Interest	38
	Master/Feeder Structure	39

Financial Highlights	Financial Performance of the Funds	40

General Information	Certain Fund Policies	44

Glossary	Glossary of Investment Terms	45

For More Information	Funds and Service Providers	46

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$327	$570	$1,267

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempFund

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.12% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Select Shares	0.02%	0.01%	1.07%

	7-Day Yield As of December 31, 2015

TempFund—Select Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$331	$579	$1,289

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such

8 - FedFund

obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

9 - FedFund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.09% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.02%.

10 - FedFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Select Shares	0.02%	0.01%	0.98%

	7-Day Yield As of December 31, 2015

FedFund—Select Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.19%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$329	$575	$1,278

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.01% (quarter ended December 31, 2014) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 25, 2008)

T-Fund—Select Shares	0.01%	0.01%	0.09%

	7-Day Yield As of December 31, 2015

T-Fund—Select Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$331	$579	$1,289

16 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

17 - Treasury Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Select Shares of Treasury Trust Fund commenced operations on September 28, 2015. Prior to the inception of the Select Shares of the Fund, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

18 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Select Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - Treasury Trust Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Institutional Fund”), and FedFund, T-Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Fund, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 45.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 45.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

The Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from the Institutional Fund (up to 2%) or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

The investment objective of each Fund may be changed by the Board without shareholder approval.

20

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund

Pursuant to Rule 2a-7 under the 1940 Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by the Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

21

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that the Fund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

22

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund.  The Fund may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

23

The following paragraph is applicable to FedFund, T-Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

24

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Risks.  TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the

25

issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Trading Risk.  Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

26

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, FedFund, and T-Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

27

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

The Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. The Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, the Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by the Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve

28

Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Select Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Fund, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Select Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Select Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Treasury Trust Fund	2:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

29

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchase of Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Select Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Fund.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

30

The Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Treasury Trust Fund	2:30 p.m.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which the Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

31

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund, FedFund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund because the Fund’s shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90 day period, in the event that the Institutional Fund’s weekly liquid assets fall below the following thresholds:

•

30% weekly liquid assets—If the weekly liquid assets of the Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

•

10% weekly liquid assets—If the weekly liquid assets of the Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, the Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Institutional Fund fall below 30% of the Institutional Fund’s total assets.

32

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by the Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund, FedFund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Select Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Select Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Financial Intermediaries that purchase Select Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Select Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

33

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because TempFund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules,

34

any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If TempFund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Fund does not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise the Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

35

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. TempFund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

The management fee for FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and Treasury Trust Fund and another portfolio of the Trust not offered by this prospectus (Federal Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

36

Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Select Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
FedFund	0.17%
T-Fund	0.17%
Treasury Trust Fund	0.17%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2018, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
FedFund	0.11%
T–Fund	0.07%
Treasury Trust Fund	0.04%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated

37

Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

38

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

39

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

The table below sets forth selected financial data for a Select Share of TempFund outstanding throughout each period presented.

	Select
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0003	$0.0001	$0.0000	$0.0001	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.48%[6]	0.22%	0.19%	0.26%	0.32%	0.30%

Net investment income	0.00%[6]	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$184,360	$295,371	$424,555	$514,918	$536,971	$586,363

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

40

FedFund

The table below sets forth selected financial data for a Select Share of FedFund outstanding throughout each period presented.

	Select
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0000	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.06%	1.06%	1.06%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.13%	0.09%	0.14%	0.17%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$164,921	$205,658	$92,940	$111,589	$100,792	$107,781

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

41

T-Fund

The table below sets forth selected financial data for a Select Share of T-Fund outstanding throughout each period presented.

	Select
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.05%[6]	1.05%	1.06%	1.06%	1.05%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.11%	0.12%	0.13%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$53,719	$220,861	$196,531	$214,156	$103,189	$132,339

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

42

Treasury Trust Fund

The table sets forth selected financial information for a Select Share of Treasury Trust Fund outstanding throughout each period presented.

	Select
	Six Months Ended April 30, 2016 (Unaudited)	Period September 28, 2015[1] to October 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0000 [2]	0.0000 [2]
Net realized gain	0.0000 [2]	0.0000 [2]

Net increase (decrease) from investment operations	$0.0000	$0.0000

Distributions:[3]
From net investment income	(0.0000)[4]	(0.0000)[4]
From net realized gain	(0.0000)[4]	(0.0000)[4]

Total distributions	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00

Total Return[5]
Based on net asset value	0.01%[5]	0.00%[6]

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.09%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.06%[7]

Net investment income	0.01%[6]	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$39,353	$8,058

[1]	Commencement of operations.
[2]	Amount is less than $0.00005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.00005) per share.
[5]	Where applicable, assumes the reinvestment of distributions.
[6]	Aggregate total return.
[7]	Annualized.

43

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

44

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

45

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

Treasury Trust Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450
MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

46

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares	Fund Code
TempFund	0H7
FedFund	0U7
T-Fund	0N7
Treasury Trust Fund	0T7

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-SS4-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Select Shares

➢	TempCash

Select: —

➢	Federal Trust Fund

Select: —

➢	MuniCash

Select: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About MuniCash	12

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	17
	Investment Risks	21

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	26
	Purchase of Shares	27
	Redemption of Shares	28
	Additional Purchase and Redemption Information	29
	Liquidity Fees and Redemption Gates	30
	Distribution and Shareholder Servicing Payments	30
	Dividends and Distributions	31
	Federal Taxes	31
	State and Local Taxes	33

Management of the Funds	Information About BlackRock
	BlackRock	34
	Conflicts of Interest	36
	Master/Feeder Structure	37

Financial Highlights	Financial Performance of the Funds	38

General Information	Certain Fund Policies	41

Glossary	Glossary of Investment Terms	42

For More Information	Funds and Service Providers	43

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.19%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.19)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$359	$636	$1,426

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

4 - TempCash

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Select Shares of TempCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.06%.

6 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$357	$632	$1,416

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

9 - Federal Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Select Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio of securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

10 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.34)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$391	$702	$1,583

12 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

13 - MuniCash

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - MuniCash

Performance Information

Select Shares of MuniCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio of securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

15 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

16 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and Federal Trust Fund, a government money market fund under Rule 2a-7 (the “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 42.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 42.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Federal Trust Fund	The Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

17

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

18

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For the Fund,

19

however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

20

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

21

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.   Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

22

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

23

Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.   All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

24

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempCash and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

25

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of Federal Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

26

See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Select Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Select Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Select Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

Federal Trust Fund	2:30 p.m.

MuniCash	12:00 Noon

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

27

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Select Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

Federal Trust Fund	2:30 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases

28

the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund because the Fund seeks to maintain a stable NAV of $1.00 per share and generally the Fund’s shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

29

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject Federal Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Select Shares. Each agreement will require the Financial

30

Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Select Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Financial Intermediaries that purchase Select Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Select Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash and Federal Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

31

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the

32

so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If either of TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

33

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

The management fee for Federal Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund and three other portfolios of the Trust not offered by this prospectus (FedFund, T-Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of

34

the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Select Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
Federal Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2018, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.15%
Federal Trust Fund	0.02%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks,

35

among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

36

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

37

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempCash

Select Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of TempCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0002	$0.0003	$0.0002	$0.0002	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$90,053	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

38

Federal Trust Fund

Select Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$—	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	—	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.50%[6]	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%[6]	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.00%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$269,116	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

39

MuniCash

Select Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Dollar class would have been 0.69%.

40

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

41

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

42

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

43

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares
TempCash
Federal Trust Fund
MuniCash

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-SS3A-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Premier Shares

➢	TempFund

Premier: BFPXX

➢	FedFund

Premier: BUPXX

➢	T-Fund

Premier: BEMXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	16
	Investment Risks	19

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	24
	Purchase of Shares	25
	Redemption of Shares	26
	Additional Purchase and Redemption Information	27
	Liquidity Fees and Redemption Gates	28
	Distribution and Shareholder Servicing Payments	29
	Dividends and Distributions	29
	Federal Taxes	29
	State and Local Taxes	31

Management of the Funds	Information About BlackRock
	BlackRock	32
	Conflicts of Interest	34
	Master/Feeder Structure	35

Financial Highlights	Financial Performance of the Funds	36

General Information	Certain Fund Policies	39

Glossary	Glossary of Investment Terms	40

For More Information	Funds and Service Providers	41

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$241	$428	$968

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are

4 - TempFund

subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Premier Shares	0.02%	0.01%	1.18%

	7-Day Yield As of December 31, 2015

TempFund—Premier Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$246	$437	$990

8 - FedFund

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

9 - FedFund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.02%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Premier Shares	0.02%	0.01%	1.09%

	7-Day Yield As of December 31, 2015

FedFund—Premier Shares	0.03%

10 - FedFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.19%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.80%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.12)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$243	$432	$979

12 - T-Fund

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

13 - T-Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.51% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 9, 2007)

T-Fund—Premier Shares	0.01%	0.01%	0.26%

	7-Day Yield As of December 31, 2015

T-Fund—Premier Shares	0.03%

14 - T-Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Institutional Fund”), and FedFund and T-Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Fund, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 40.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 40.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

The Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from the Institutional Fund (up to 2%) or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective

TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund

The investment objective of each Fund may be changed by the Board without shareholder approval.

16

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund

Pursuant to Rule 2a-7 under the 1940 Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by the Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

17

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that the Fund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  All Funds.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will

18

not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund.  The Fund may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  All Funds.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  All Funds.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following paragraph is applicable to FedFund and T-Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

19

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.   Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and

20

may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Risks.  TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments

21

under tax-exempt derivative securities. Neither the Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  All Funds.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund and T-Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

22

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  All Funds.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  All Funds.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

23

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

The Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. The Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, the Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by the Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

24

See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800)  441-7450.

Purchase of Shares

Premier Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Fund, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Premier Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Premier Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

25

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Premier Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Fund.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

The Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

26

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which the Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund and FedFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund because the Fund’s shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

27

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90 day period, in the event that the Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of the Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of the Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, the Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by the Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund and FedFund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

28

Distribution and Shareholder Servicing Payments

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Premier Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily NAV of the Premier Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Financial Intermediaries that purchase Premier Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Premier Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

29

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because TempFund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If TempFund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently

30

reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Fund does not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise the Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

31

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. TempFund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess
of $8 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

32

Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
FedFund	0.17%
T-Fund	0.17%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2018, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Premier Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
FedFund	0.11%
T–Fund	0.07%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving

33

allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

34

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

35

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

The table below sets forth selected financial data for a Premier Share of TempFund outstanding throughout each period presented.

	Premier
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000	$0.0003	$0.0001	$0.0000	$0.0001	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.79%[6]	0.79%	0.79%	0.79%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.44%[6]	0.24%	0.19%	0.26%	0.31%	0.31%

Net investment income	0.00%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,540	$13,005	$11,127	$17,700	$18,072	$20,011

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

36

FedFund

The table below sets forth selected financial data for a Premier Share of FedFund outstanding throughout each period presented.

	Premier
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%[6]	0.81%	0.81%	0.81%	0.81%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$142	$143	$1,951	$479	$1,042	$953

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

37

T-Fund

The table below sets forth selected financial data for a Premier Share of T-Fund outstanding throughout each period presented.

	Premier
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%[6]	0.83%	0.80%	0.81%	0.80%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.09%	0.13%	0.07%

Net investment income	0.01%[6]	0.01%	0.00%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$— [7]	$— [7]	$1	$51,805	$13	$17

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Net assets are under $1,000.

38

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

39

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

40

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

41

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Shares	Fund Code
TempFund	226
FedFund	136
T-Fund	236

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PRM3A-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Premier Shares

➢	TempCash

Premier: —

➢	Federal Trust Fund

Premier: —

➢	Treasury Trust Fund

Premier: —

➢	MuniCash

Premier: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About Treasury Trust Fund	12
	Key Facts About MuniCash	16

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	21
	Investment Risks	25

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	30
	Purchase of Shares	31
	Redemption of Shares	32
	Additional Purchase and Redemption Information	33
	Liquidity Fees and Redemption Gates	34
	Distribution and Shareholder Servicing Payments	34
	Dividends and Distributions	35
	Federal Taxes	35
	State and Local Taxes	37

Management of the Funds	Information About BlackRock
	BlackRock	38
	Conflicts of Interest	40
	Master/Feeder Structure	41

Financial Highlights	Financial Performance of the Funds	42

General Information	Certain Fund Policies	46

Glossary	Glossary of Investment Terms	47

For More Information	Funds and Service Providers	48

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.94%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.26)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$274	$495	$1,131

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

4 - TempCash

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Since there were no Premier Shares of TempCash outstanding from December 14, 2005 through December 31, 2015, performance for that period is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Shares. Since there were no Premier Shares of the Fund outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Dollar Shares. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially similar because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.05%.

6 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Premier Shares	0.00%	0.00%	1.18%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.93%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.25)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$271	$490	$1,120

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

9 - Federal Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Premier Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio of securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

10 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$246	$437	$990

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

13 - Treasury Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Premier Shares of Treasury Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio of securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

14 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.41)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$306	$561	$1,292

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

17 - MuniCash

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - MuniCash

Performance Information

Since no Premier Shares of MuniCash were outstanding from December 14, 2005 through December 31, 2015, performance for that period is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Shares. Since there were no Premier Shares of the Fund outstanding on December 31, 2015, the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially similar because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.79% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.02%.

19 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Premier Shares	0.00%	0.00%	0.78%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

20 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 47.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 47.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

21

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
Federal Trust Fund
Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

22

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A

23

securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For the Fund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market

24

and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

25

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

26

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax

27

liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

28

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempCash and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

29

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

30

SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800)  441-7450.

Purchase of Shares

Premier Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Premier Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Premier Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

31

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Premier Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

32

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

33

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject Federal Trust Fund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Premier Shares. Each agreement will require the Financial

34

Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily NAV of the Premier Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Financial Intermediaries that purchase Premier Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Premier Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

35

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

36

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If either of TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

37

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

38

Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2018, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Premier Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.15%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

39

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

40

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund- specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

41

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempCash

There are no Premier Shares of TempCash outstanding as of October 31, 2015 and they have not operated continuously throughout the past five years; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0002	$0.0003	$0.0002	$0.0002	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$90,053	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

42

Federal Trust Fund

Premier Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$—	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	—	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.50%[6]	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%[6]	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.00%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$269,116	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

43

Treasury Trust Fund

Premier Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for a Dollar Share of Treasury Trust Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0000	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%[6]	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$404,697	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

44

MuniCash

There are no Premier Shares of MuniCash outstanding as of October 31, 2015 and they have not operated continuously throughout the past five years; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Dollar class would have been 0.69%.

45

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

47

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

48

[This page intentionally left blank]

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Shares	Fund Code
TempCash	126
Federal Trust Fund	246
Treasury Trust Fund	256
MuniCash	146

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PRM4-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Private Client Shares

➢	TempFund

Private Client: BTVXX

➢	FedFund

Private Client: BRPXX

➢	T-Fund

Private Client: BPVXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	16
	Investment Risks	19

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	24
	Purchase of Shares	25
	Redemption of Shares	26
	Additional Purchase and Redemption Information	27
	Liquidity Fees and Redemption Gates	28
	Distribution and Shareholder Servicing Payments	29
	Dividends and Distributions	30
	Federal Taxes	30
	State and Local Taxes	31

Management of the Funds	Information About BlackRock
	BlackRock	32
	Conflicts of Interest	34
	Master/Feeder Structure	35

Financial Highlights	Financial Performance of the Funds	36

General Information	Certain Fund Policies	39

Glossary	Glossary of Investment Terms	40

For More Information	Funds and Service Providers	41

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.36)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$295	$539	$1,238

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

4 - TempFund

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Private Client Shares	0.02%	0.01%	1.18%

	7-Day Yield As of December 31, 2015

TempFund—Private Client Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.38)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$299	$548	$1,260

8 - FedFund

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

9 - FedFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.02%.

10 - FedFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Private Client Shares	0.02%	0.01%	1.09%

	7-Day Yield As of December 31, 2015

FedFund—Private Client Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.37)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$297	$543	$1,249

12 - T-Fund

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

13 - T-Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of T-Fund closed on July 7, 2010. Since no Private Client Shares of the Fund were outstanding during the period July 8, 2010 through December 31, 2015, (a) performance of the Fund’s Private Client Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Private Client Shares and (b) the seven-day yield shown is that of the Fund’s Institutional Shares. Institutional Shares and Private Client Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.51% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

14 - T-Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 9, 2007)

T-Fund—Private Client Shares	0.01%	0.01%	0.26%

	7-Day Yield As of December 31, 2015

T-Fund—Institutional Shares	0.10%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Institutional Fund”), and FedFund and T-Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Fund, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 40.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 40.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

The Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from the Institutional Fund (up to 2%) or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

The investment objective of each Fund may be changed by the Board without shareholder approval.

16

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund

Pursuant to Rule 2a-7 under the 1940 Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by the Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the

17

credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that the Fund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  All Funds.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

18

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund.  The Fund may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  All Funds.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  All Funds.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

19

The following paragraph is applicable to FedFund and T-Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

20

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Risks.  TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

21

Tax-Exempt Status Risk — In making investments, the Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  All Funds.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund and T-Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and

22

advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  All Funds.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  All Funds.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

23

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

The Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. The Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, the Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by the Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

24

See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800)  441-7450.

Purchase of Shares

Private Client Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Fund, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Private Client Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Private Client Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

25

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Private Client Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Fund.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

26

The Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which the Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

27

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund and FedFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund because the Fund’s shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90 day period, in the event that the Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets—If the weekly liquid assets of the Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets—If the weekly liquid assets of the Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, the Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or

28

redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by the Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject T-Fund and FedFund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Private Client Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Private Client Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Financial Intermediaries that purchase Private Client Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Private Client Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

29

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

30

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because TempFund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If TempFund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Fund does not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise the Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

31

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. TempFund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of

32

the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Private Client Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
FedFund	0.17%
T-Fund	0.17%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2018, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
FedFund	0.11%
T–Fund	0.07%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock

33

Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

34

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

35

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempFund

The table below sets forth selected financial data for a Private Client Share of TempFund outstanding throughout each period presented.

	Private Client
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000	0.0003	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.49%[6]	0.23%	0.19%	0.26%	0.32%	0.30%

Net investment income	0.00%[6]	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$9,068	$9,855	$14,738	$16,524	$19,248	$12,658

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

36

FedFund

The table below sets forth selected financial data for a Private Client Share of FedFund outstanding throughout each period presented.

	Private Client
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.06%	1.06%	1.06%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.13%	0.09%	0.14%	0.17%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$3,665	$3,777	$6,385	$7,729	$16,948	$24,454

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

37

T-Fund

Private Client Shares of T-Fund do not have a financial history during the past five years. As a result, the table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%[6]	0.45%	0.46%	0.46%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.09%	0.12%	0.12%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$4,130,273	$988,153	$755,491	$855,847	$479,912	$497,029

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

38

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

39

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

40

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

41

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempFund	233
FedFund	234
T-Fund	239

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS3A-1016

OCTOBER 11, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Private Client Shares

➢	TempCash

Private Client: —

➢	Federal Trust Fund

Private Client: —

➢	Treasury Trust Fund

Private Client: —

➢	MuniCash

Private Client: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About Treasury Trust Fund	12
	Key Facts About MuniCash	16

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	21
	Investment Risks	25

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	30
	Purchase of Shares	31
	Redemption of Shares	32
	Additional Purchase and Redemption Information	33
	Liquidity Fees and Redemption Gates	34
	Distribution and Shareholder Servicing Payments	34
	Dividends and Distributions	35
	Federal Taxes	35
	State and Local Taxes	37

Management of the Funds	Information About BlackRock
	BlackRock	38
	Conflicts of Interest	40
	Master/Feeder Structure	41

Financial Highlights	Financial Performance of the Funds	42

General Information	Certain Fund Policies	46

Glossary	Glossary of Investment Terms	47

For More Information	Funds and Service Providers	48

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.19%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.51)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$327	$605	$1,398

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

4 - TempCash

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of TempCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of

5 - TempCash

TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.06%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares		0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$325	$601	$1,387

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

9 - Federal Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015). The year-to-date return as of September 30, 2016 was 0.00%.

10 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.38)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$299	$548	$1,260

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

13 - Treasury Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of Treasury Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of September 30, 2016 was 0.01%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Dollar Shares		0.02%

14 - Treasury Trust Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.66)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 38, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2018. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$359	$671	$1,555

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

17 - MuniCash

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of MuniCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

18 - MuniCash

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015). The year-to-date return as of September 30, 2016 was 0.03%.

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares		0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

19 - MuniCash

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

20 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

¡

Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar weighted average maturity and dollar-weighted average life, please see the Glossary on page 47.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

¡

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 47.

¡	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Federal Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

21

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

¡

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	a security that is issued or guaranteed by a person with such ratings;

¡	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

¡	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

22

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although the Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Fund does not currently intend to do so. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For the Fund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

23

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

24

Investment Risks

The following paragraph is applicable to TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

25

Liquidity Fee and Redemption Gate Risk.  TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset- backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

26

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund and Treasury Trust Fund.  A Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation

27

that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempCash and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

28

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash and MuniCash.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

29

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times.

In computing NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day,

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

30

decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Private Client Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon, the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Private Client Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Private Client Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

31

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Private Client Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

An Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

32

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

33

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

¡

30% weekly liquid assets — If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

¡

10% weekly liquid assets — If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Institutional Fund. The Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, the Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

The Board has chosen not to subject Federal Trust Fund and Treasury Trust Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets.

Distribution and Shareholder Servicing Payments

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Private Client Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in

34

consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Private Client Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Financial Intermediaries that purchase Private Client Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Private Client Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

35

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the

36

so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If either of TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

37

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.890 trillion in investment company and other portfolio assets under management as of June 30, 2016.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

38

Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Private Client Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2018, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.15%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption

39

In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions. An Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

40

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund- specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

41

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, is included in the Trust’s Annual Report. The information for the fiscal period ended April 30, 2016 is unaudited and is included in the Trust’s Semi-Annual Report. The Trust’s Annual Report and Semi-Annual Report are available upon request.

TempCash

Private Client Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0002	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$90,053	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

42

Federal Trust Fund

Private Client Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	—	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	—	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.50%[6]	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%[6]	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.00%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$269,116	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

43

Treasury Trust Fund

Private Client Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for a Dollar Share of Treasury Trust Fund outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%[6]	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$404,697	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

44

MuniCash

Private Client Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Dollar class would have been 0.69%.

45

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

¡	securities issued by other registered investment companies that are money market funds; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

47

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

48

[This page intentionally left blank]

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempCash	225
Federal Trust Fund	255
Treasury Trust Fund	245
MuniCash	265

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS4-1016

STATEMENT OF ADDITIONAL INFORMATION

BLACKROCK LIQUIDITY FUNDS

TEMPFUND

TEMPCASH

FEDFUND

T-FUND

FEDERAL TRUST FUND

TREASURY TRUST FUND

MUNICASH

100 Bellevue Parkway, Wilmington, Delaware 19809 • Phone No. (800) 441-7450

This Statement of Additional Information of BlackRock Liquidity Funds (the “Trust”) is not a prospectus and should be read in conjunction with each of the current prospectuses of the Trust dated October 11, 2016, as they may from time to time be supplemented or revised, for: (i) the Administration, Cash Management, Cash Reserve, Dollar, Institutional, Premier Choice, Private Client, Select and Premier Shares of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund and MuniCash (collectively, the “Funds”); (ii) the Cash Plus Shares of TempCash, FedFund and MuniCash; and (iii) the Plus Shares of TempFund and T-Fund. No investment in shares should be made without reading the appropriate prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each prospectus. Copies of the prospectuses, Annual Report and Semi-Annual Report for each of the Funds may be obtained, without charge, by writing to the Trust, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at (800) 441-7450. The audited financial statements of each of the Funds are incorporated into this Statement of Additional Information by reference to the Funds’ 2015 Annual Report. The unaudited financial statements of the Funds are incorporated into this Statement of Additional Information by reference to the Funds’ 2016 Semi-Annual Report.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

BLACKROCK ADVISORS, LLC — MANAGER

BLACKROCK INVESTMENTS, LLC — DISTRIBUTOR

The date of this Statement of Additional Information is October 11, 2016

Fund and Share Class	Ticker Symbol

TEMPFUND

Administration Shares	BTMXX

Cash Management Shares	BRTXX

Cash Reserve Shares	BRRXX

Dollar Shares	TDOXX

Institutional Shares	TMPXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BTVXX

Select Shares	BTBXX

Premier Shares	BFPXX

FEDFUND

Administration Shares	BLFXX

Cash Management Shares	BFFXX

Cash Plus Shares	—

Cash Reserve Shares	BFRXX

Dollar Shares	TDDXX

Institutional Shares	TFDXX

Premier Choice Shares	—

Private Client Shares	BRPXX

Select Shares	BFBXX

Premier Shares	BUPXX

TEMPCASH

Administration Shares	BLAXX

Cash Management Shares	BLMXX

Cash Plus Shares	—

Cash Reserve Shares	BLRXX

Dollar Shares	TCDXX

Institutional Shares	TMCXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

T-FUND

Administration Shares	BTAXX

Cash Management Shares	BPTXX

Cash Reserve Shares	BTRXX

Dollar Shares	TFEXX

Institutional Shares	TSTXX

Plus Shares	—

Premier Choice Shares	BCHXX

Private Client Shares	BPVXX

Select Shares	BSLXX

Premier Shares	BEMXX

FEDERAL TRUST FUND

Administration Shares	BFTXX

Cash Management Shares	BFMXX

Cash Reserve Shares	BFDXX

Dollar Shares	TSDXX

Institutional Shares	TFFXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

TREASURY TRUST FUND

Administration Shares	BITXX

Cash Management Shares	BTCXX

Cash Reserve Shares	BTFXX

Dollar Shares	TTDXX

Institutional Shares	TTTXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	TSLXX

Premier Shares	—

MUNICASH

Administration Shares	BMAXX

Cash Management Shares	BRCXX

Cash Plus Shares	—

Cash Reserve Shares	BMRXX

Dollar Shares	MCDXX

Institutional Shares	MCSXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund. This Statement of Additional Information relates to TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds” or the “Covered Funds”). In addition to containing information about the Covered Funds, this Statement of Additional Information contains general information about other funds that are series of the Trust, which may not be relevant to the Covered Funds. Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of this Statement of Additional Information.

Each of TempFund, TempCash, and MuniCash is a non-retail, non-government money market fund under Rule 2a-7 under the 1940 Act (each an “Institutional Fund”). Each of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is a government money market fund under Rule 2a-7 (each a “Government Fund”).

The Funds commenced operations as follows: TempFund — October 1973; TempCash — February 1984; FedFund — October 1975; T-Fund — March 1980; Federal Trust Fund — December 1990; Treasury Trust Fund — May 1989; and MuniCash — February 1984.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of ten series, of which the Covered Funds comprise seven series. Each Fund has elected to be classified as “diversified” under the 1940 Act. Each of the Funds offers Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, Premier Choice Shares, Premier Shares, Private Client Shares and Select Shares. TempCash, FedFund and MuniCash also offer Cash Plus Shares. TempFund and T-Fund also offer Plus Shares.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.” On February 21, 2008, the Funds changed the names of certain share classes as follows: “Bear Stearns Shares” were renamed “Select Shares”; “Bear Stearns Private Client Shares” were renamed “Private Client Shares”; “Bear Stearns Premier Shares” were renamed “Premier Shares”; and “Bear Stearns Premier Choice Shares” were renamed “Premier Choice Shares.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Trust’s Board of Trustees (“Board” or “Trustees”), BlackRock Advisors, LLC (“BlackRock” or the “Manager”), the Trust’s investment manager, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. BlackRock purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BlackRock seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BlackRock may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the other Funds or other investment company portfolios or accounts advised or managed by BlackRock or its affiliates. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BlackRock believes to be equitable to each Fund and its customers who also are acquiring securities. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BlackRock may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BlackRock, The PNC Financial Services Group, Inc. (“PNC”), BlackRock Investments, LLC (“BRIL”) or any of their respective affiliated persons (as such term is defined in the 1940 Act), except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to banks, savings and loan associations and other financial institutions (“Service Organizations”) with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares.

Federal Trust Fund and Treasury Trust Fund may engage in short-term trading for liquidity purposes. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Strategies and Policies

The following supplements information contained in the prospectuses concerning the Funds’ investment strategies and/or policies. To the extent an investment policy is discussed in this Statement of Additional Information but not in the prospectuses, such policy is not a principal policy of the Funds. Except as indicated, the information below relates only to those Funds that are authorized to invest in the instruments or securities described below.

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer), such as Standard & Poor’s Ratings Services (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper purchasable by TempFund and TempCash includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Cyber Security Issues. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and for purposes of TempFund’s and TempCash’s investments, the Trust considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a periodic basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase funding agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Manager under guidelines approved by the Board. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Inflation Risk. Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Interest Rate Risk. The value of fixed income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.

Investment Company Securities. The Funds may invest in securities issued by other open-end or closed-end investment companies as permitted by the 1940 Act and their investment strategies. Investments in other investment companies may cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a security purchase is made: (a) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (b) not more than 10% of the Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations,” also may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund. Each Fund, pursuant to the 1940 Act and subject to certain conditions, may invest without limitation in affiliated registered and affiliated unregistered money market funds. (Alternatively, each Fund may rely on an exemptive order received from the SEC permitting it to invest in affiliated registered money market funds and in an affiliated private investment company, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time.) As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds are permitted to invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable rate Mortgage Pass-Through Certificates, which provide the holder with a share of the interest and principal payments on a pool of mortgages, ordinarily backed by residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“Ginnie Mae”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents a direct ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including Ginnie Mae, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and significantly more volatile than “regular interests.” The residual in a CMO structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or companion tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. TempFund, TempCash and MuniCash may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 required that interest on certain private activity bonds be included in an investor’s alternative minimum taxable income, and that corporate investors include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. However, most bonds issued in 2009 and 2010 have been excluded from these rules by the American Recovery and Reinvestment Act of 2009. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on Municipal Obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on Municipal Obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such Municipal Obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the U.S. Treasury Department or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and ratings may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Manager will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors generally, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations that the Funds may purchase are short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of instruments the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash and MuniCash may hold derivatives that, in the opinion of counsel to the issuer of the derivative, are tax-exempt, and which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Manager will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Manager is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Manager will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund, and T-Fund may enter into repurchase agreements. In a repurchase agreement, a Fund purchases securities from financial institutions, such as banks and broker-dealers, which must be deemed creditworthy by the Manager, subject to the seller’s agreement to repurchase them at an agreed upon time and price. In accordance with guidance issued by the Staff of the SEC, TempFund, TempCash, FedFund, and T-Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board has established and periodically reviews procedures applicable to transactions involving such joint accounts.

The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest and any accrued premium). Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs or include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs, residual interests, PAC certificates and TAC certificates. Collateral for a repurchase agreement may also include securities that TempFund or TempCash could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. Appendix A to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. See “Mortgage-Related and Other Asset-Backed Securities” for ratings information about IOs, POs, PACs and TACs.

Irrespective of the type of collateral underlying the repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

The repurchase price under the repurchase agreements described in the Funds’ prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the securities. However, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities and would retain the status of an unsecured creditor of the seller (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt of the defaulting seller) with respect to the amount of the shortfall. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

The Trust, the Manager and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable Fund, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable Fund in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable Fund in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable Funds under the applicable prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analogous provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Manager obtains and documents competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Manager, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each Fund’s net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a Fund’s net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board concerning such program; and (viii) the Trust’s Board establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. Each Fund may invest up to 5% of such Fund’s total assets in illiquid securities that it cannot sell within seven days at approximately current value. TempFund, TempCash and MuniCash may each invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to “qualified institutional buyers.” The Manager will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board. In reaching liquidity decisions, the Manager will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account liquid securities at least equal to its purchase obligations under these agreements. The Manager will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund and T-Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Manager to be creditworthy.

Short-Term Trading. The Funds may engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. The Manager will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. TempFund, TempCash and MuniCash may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments for Municipal Obligations may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash and MuniCash in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Manager believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, The Co-operative Central Bank, Federal Home Loan Banks, Freddie Mac, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or U.S. Government sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or U.S. Government sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the prospectuses. A Fund invests in variable or floating rate notes only when the Manager deems the investment to involve minimal credit risk. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice, unless the instrument is guaranteed by the U.S. Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. In addition, a variable or floating rate instrument issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities will be deemed by a Fund to have a maturity equal to the period remaining until its next interest rate adjustment (in the case of a variable rate instrument) or one day (in the case of a floating rate instrument). Variable and floating rate notes are frequently rated by credit rating agencies, and their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction some time in the future. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

* * * *

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust and the Board of Directors of BlackRock have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of the Funds’ portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

Pursuant to the Guidelines, the Trust and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s portfolio characteristics and portfolio holdings. The Board of Trustees has approved the adoption by the Trust of the Guidelines, and employees of BlackRock are responsible for adherence to the Guidelines. The Trust’s Board of Trustees provides ongoing oversight of the Trust’s and Manager’s compliance with the Guidelines.

Disclosure of material non-public information (“Confidential Information”) about a Fund’s portfolio is prohibited, except as provided in the Guidelines. Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet website, or information derived or calculated from such public sources) shall not be deemed Confidential Information.

Confidential Information relating to a Fund may not be distributed to persons not employed by BlackRock unless the Fund has a legitimate business purpose for doing so.

Portfolio Characteristics and Holdings Disclosure Schedule. Portfolio characteristics and portfolio holdings may be disclosed in accordance with the below schedule.

•

Portfolio Characteristics: Portfolio characteristics include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S, and EPS. Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

•

Portfolio Holdings: Portfolio holdings include, but are not limited to, issuer name, CUSIP, ticker symbol, total shares and market value for equity portfolios and issuer name, CUSIP, ticker symbol, coupon, maturity current face value and market value for fixed income portfolios. Other information that will be treated as portfolio holdings for purposes of the Guidelines includes but is not limited to quantity, SEDOL, market price, yield, WAL, duration and convexity as of a specific date. For derivatives, indicative data may also be provided, including but not limited to, pay leg, receive leg, notional amount, reset frequency, and trade counterparty. Risk related information (e.g., value at risk, standard deviation) will be treated as portfolio holdings.

Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5-20 Calendar Days After Month-End	20 Calendar Days After Month-End To Date of Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.		May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds* (whose holdings may be disclosed 40 calendar days after quarter-end based on the applicable fund’s fiscal year end). If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval*, **	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If portfolio characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

* Global Allocation: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain portfolio characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund are available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in the Guidelines.

** Strategic Income Opportunities: Information on certain portfolio characteristics of the Strategic Income Opportunities Portfolio may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

Money Market Funds

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

•     Weekly portfolio holdings information released on the website at least one business day after week-end.

•     Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

•     Historical net asset values per share (“NAVs”) calculated based on market factors (e.g., marked to market)

•     Percentage of fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7)

•     Daily net inflows and outflows

•     Yields, SEC yields, WAM, WAL, current assets

•     Other information as may be required by Rule 2a-7

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Trust’s Board of Trustees and its counsel, outside counsel for the Fund, the Fund’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Fund’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i)	the preparation and posting of the Fund’s portfolio holdings and/or portfolio characteristics to its website on a more frequent basis than authorized above;

(ii)	the disclosure of the Fund’s portfolio holdings to third-party service providers not noted above; and

(iii)	the disclosure of the Fund’s portfolio holdings and/or portfolio characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund performance, rolling 12-month average and benchmark performance.

Other Information. The Guidelines shall also apply to other Confidential Information of a Fund such as performance attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither a Fund, a service provider nor any of their affiliated persons (as that term is defined in the Investment Company Act) shall receive compensation in any form in connection with the disclosure of information about such Fund’s portfolio securities.

Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

1.	Trust’s Board of Trustees and, if necessary, Independent Trustees’ counsel and Fund counsel

2.	Trust’s transfer agent

3.	Trust’s Custodian

4.	Trust’s Administrator, if applicable

5.	Trust’s independent registered public accounting firm

6.	Trust’s accounting services provider

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data, and iMoneyNet

9.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

10.	Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates

11.	Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet Research Systems Inc., JPMorgan Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, iBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association, Valuation Research Corporation and Murray, Devine & Co., Inc.

12.	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

13.	Third-party feeder funds — Hewitt Money Market Fund, Hewitt Series Fund, Hewitt Financial Services LLC, Homestead, Inc., Transamerica, State Farm Mutual Fund and Sterling Capital Funds, and their respective boards, sponsors, administrators and other service providers

14.	Affiliated feeder funds — BlackRock Cayman Treasury Money Market Fund Ltd., and its board, sponsor, administrator and other service providers

15.	Other — Investment Company Institute, Mizuho Asset Management Co., Ltd. and Nationwide Fund Advisors.

With respect to each such arrangement, the Trust has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Trust and BlackRock monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s and BlackRock’s Code of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BlackRock’s compliance personnel under the supervision of the Trust’s CCO, monitor BlackRock’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BlackRock maintains an internal restricted list to prevent trading by the personnel of BlackRock or its affiliates in securities — including securities held by a Fund — about which BlackRock has Confidential Information. There can be no assurance, however, that the Trust’s policies and procedures with respect to the selective disclosure of portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous — Shareholder Vote”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the 1933 Act.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash and MuniCash: The Funds may not purchase the securities of any issuer if as a result more than 5% of the value of such Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of such Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. MuniCash: (a) Under normal circumstances, the Fund may not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by the Fund will be exempt, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

(b) The Fund may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or tax-exempt obligations issued or guaranteed by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. T-Fund and FedFund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and repurchase agreements secured by such obligations.

12. Federal Trust Fund and Treasury Trust Fund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash and MuniCash: The Funds may not invest more than 5% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. FedFund: The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

4. Federal Trust Fund: The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

5. Treasury Trust Fund: The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

6. T-Fund: The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

* * *

For purposes of industry concentration policies applicable to MuniCash, governments or political subdivisions of governments, or their agencies or instrumentalities that issue tax-exempt securities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

General

Information on how to purchase and redeem each Fund’s shares is included in the applicable prospectuses. The issuance of shares is recorded on a Fund’s books. Share certificates are not issued for any shares.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in the Funds’ prospectuses and this Statement of Additional Information, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the New York Stock Exchange (“NYSE”) is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.	For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed in the Funds’ prospectuses).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. Although Fund shares normally will be redeemed for cash upon receipt of a request in proper form, the Trust retains the right to redeem some or all of the Fund’s shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

The Board will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the prospectus for additional information about liquidity fees and redemption gates.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with BNY Mellon for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

A Fund may authorize one or more Service Organizations to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own earlier deadlines for the receipt of the purchase or redemption order than those stated in the prospectus. A Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s net asset value per share next calculated after they are so accepted.

Fund shares normally begin accruing dividends on the business day on which the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. However, if you buy shares through a Service Organization that has contracted with a Fund to trade through certain electronic platforms where same day cash settlement is impracticable, you will begin accruing dividends on the business day following the day the purchase order for the shares is effected and continue to accrue dividends through (and including) the business day on which such shares are redeemed. Additionally, if the Federal Reserve Bank of Philadelphia is closed on the day redemption proceeds would otherwise be wired, causing the wiring of such proceeds to be delayed by one business day, dividends will be accrued through (and including) the day prior to the business day on which such proceeds are wired.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the Funds. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares, as applicable.

Each Fund’s dollar-weighted average maturity will be 60 days or less and the dollar-weighted average life of all its investments will be 120 days or less. No Fund will purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions).

Government Funds

In computing the net asset value of its shares for purposes of sales and redemptions, each Government Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Government Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Government Fund’s securities which are higher or lower than the market value of such securities.

The Board has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Government Fund’s net asset value per share for purposes of sales and redemptions at $1.00.

Such procedures include the determination at least daily, and at such other intervals as the Board deems appropriate, of the extent, if any, to which a Government Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds  1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Government Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Government Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

Institutional Funds

In computing the net asset value of its shares for purposes of sales and redemptions, each Institutional Fund values its portfolio securities as described below and will quote its net asset value per share to the fourth decimal place (e.g., $1.0000), which net asset value per share is expected to fluctuate from time to time.

Valuation of securities held by each Institutional Fund is performed as follows:

Fixed Income Investments. Fixed income securities for which market quotations are readily available are generally valued using such securities’ most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Board. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed income investments including asset-backed and mortgage-related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other Investment Companies. Shares of open-end funds are valued at net asset value. Shares of exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

General Valuation Information. In determining the market value of portfolio investments, an Institutional Fund may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on each Institutional Fund’s books at their face value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value each Institutional Fund’s securities and other assets and liabilities are based on information available at the time the Institutional Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the time at which the Institutional Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by an Institutional Fund (including restricted securities) are valued at fair value as determined in good faith by the Board or by the Manager (its delegate).

Certain of the securities acquired by the Institutional Funds may be traded on foreign exchanges or OTC markets on days on which an Institutional Fund’s net asset value is not calculated. In such cases, the net asset value of an Institutional Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Fair Value. When market quotations are not readily available or are believed by the Manager to be unreliable, an Institutional Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by the Manager in accordance with procedures approved by the Board. The Manager may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if the Manager believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if the Manager determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Institutional Fund.

The Manager, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Institutional Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of the Manager, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Institutional Funds. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) shall seek to determine the price that an Institutional Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what an Institutional Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by the Manager using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s net asset value. As a result, an Institutional Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each Institutional Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect an Institutional Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Institutional Fund’s inability to obtain a third-party determination of fair market value.

MANAGEMENT OF THE FUNDS

Information on Trustees and Officers

The Board consists of fifteen individuals (each a “Trustee”), thirteen of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds (the “Closed-End Complex”), two complexes of open-end funds (the “Equity-Liquidity Complex” and the “Equity-Bond Complex”) and one complex of exchange-traded funds (each a “BlackRock Fund Complex”). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex.

The Board of Trustees has the overall responsibility for the oversight of the Trust and the Funds. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The role of the Chair of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Funds and associated risks in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and the Funds’ investment objectives and strategies. The Board reviews, on an ongoing basis, the Funds’ performance, operations, and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Funds.

Day-to-day risk management with respect to the Funds is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Funds, sub-advisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Neil A. Cotty, Mark Stalnecker, Claire A. Walton and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and each Fund’s Independent Registered Public Accounting Firm the performance and findings of the Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to the Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended October 31, 2015, the Audit Committee met four times.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina S. Horner (Chair), Susan J. Carter, Collette Chilton, Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended October 31, 2015, the Governance Committee met four times.

The members of the Compliance Committee (the “Compliance Committee”) are Joseph P. Platt (Chair), Neil A. Cotty, Cynthia A. Montgomery, Robert C. Robb, Jr. and Claire A. Walton, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and any sub-adviser and the Trust’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law;

(3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended October 31, 2015, the Compliance Committee met four times.

The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are David O. Beim (Chair), Susan J. Carter, Collette Chilton, Mark Stalnecker and Frederick W. Winter, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, each Fund’s investment objectives, policies and practices; (2) review information on each Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended October 31, 2015, the Performance Oversight Committee met four times.

The members of the Executive Committee (the “Executive Committee”) are Rodney D. Johnson (Chair) and Dr. Matina S. Horner, both of whom are Independent Trustees, and Barbara G. Novick, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended October 31, 2015, the Executive Committee held one formal meeting. The Executive Committee met informally numerous times throughout the fiscal year.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations;

ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve (or continue to serve) on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

David O. Beim	David O. Beim has served for over 16 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. Mr. Beim has served as a professor of finance and economics at the Columbia University Graduate School of Business since 1991 and has taught courses on corporate finance, international banking and emerging financial markets. The Board benefits from the perspective and background gained by his almost 20 years of academic experience. He has published numerous articles and books on a range of topics, including, among others, banking and finance. In addition, Mr. Beim spent 25 years in investment banking, including starting and running the investment banking business at Bankers Trust Company.

Susan J. Carter	Susan J. Carter recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. She has over 35 years of experience in investment management. She has served as President & Chief Executive Officer of Commonfund Capital, Inc. (“CCI”), a registered investment adviser focused on non-profit investors, from 1997 to 2013, Chief Executive Officer of CCI from 2013 to 2014 and Senior Advisor to CCI in 2015. Ms. Carter currently serves as director to Pacific Pension Institute, Advisory Board Member for the Center for Private Equity and Entrepreneurship at Tuck School of Business, Advisory Board Member for Girls Who Invest, and Advisory Board Member for Bridges Ventures. These positions have provided her with insight and perspective on the markets and the economy. The Board expects to benefit from this knowledge and experience.

Collette Chilton	Collette Chilton recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Ms. Chilton has over 20 years of experience in investment management. She has held the position of Chief Investment Officer of Williams College since October 2006. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy. The Board benefits from this knowledge and experience.

Neil A. Cotty	Neil A. Cotty recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. He has more than 30 years of experience in the financial services industry, including 19 years at Bank of America Corporation and its affiliates, where he served, at different times, as the Chief Financial Officer of various businesses including Investment Banking, Global Markets, Wealth Management and Consumer and also served ten years as the Chief Accounting Officer for Bank of America Corporation. The Board expects to benefit from this knowledge and experience.

Dr. Matina S. Horner	Dr. Matina S. Horner has served for over ten years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from her prior service as Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund, which provided Dr. Horner with management and corporate governance experience. In addition, Dr. Horner served as a professor in the Department of Psychology at Harvard University and served as President of Radcliffe College for 17 years. Dr. Horner also served on various public, private and non-profit boards.

Rodney D. Johnson	Rodney D. Johnson has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 25 years of experience as a financial advisor covering a range of engagements, which has broadened his knowledge of and experience with the investment management business. Prior to founding Fairmount Capital Advisors, Inc., Mr. Johnson served as Chief Financial Officer of Temple University for four years. He served as Director of Finance and Managing Director, in addition to a variety of other roles, for the City of Philadelphia, and has extensive experience in municipal finance. Mr. Johnson was also a tenured associate professor of finance at Temple University and a research economist with the Federal Reserve Bank of Philadelphia.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Joseph P. Platt	Joseph P. Platt has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years of experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of public, private and non-profit companies.

Trustees	Experience, Qualifications and Skills

Robert C. Robb, Jr.	Robert C. Robb, Jr. has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Robb has over 30 years of experience in management consulting and has worked with many companies and business associations located throughout the United States, including being a former director of PNC Bank Board and a former director of Brinks, Inc. Mr. Robb brings to the Board a wealth of practical business experience across a range of industries.

Mark Stalnecker	Mark Stalnecker recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Mr. Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable SEC rules.

Claire A. Walton	Claire A. Walton recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. She has over 25 years of experience in investment management. She has served as the Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015, an investment manager that specialized in long/short non-U.S. equity investments, and has been an owner and General Partner of Neon Liberty Capital Management, LLC since 2003, a firm focusing on long/short equities in global emerging and frontier markets. These positions have provided her with insight and perspective on the markets and the economy. The Board expects to benefit from this knowledge and experience.

Frederick W. Winter	Frederick W. Winter has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from Mr. Winter’s years of academic experience, having served as a professor and dean emeritus of the Joseph M. Katz Graduate School of Business at the University of Pittsburgh since 2005, and dean thereof from 1997 to 2005. He is widely regarded as a specialist in marketing strategy, marketing management, business-to-business marketing and services marketing. He has also served as a consultant to more than 50 different firms.

Interested Trustees

Barbara G. Novick	Barbara G. Novick recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Ms. Novick has extensive experience in the financial services industry, including more than 26 years with BlackRock. Ms. Novick currently is a member of BlackRock’s Global Executive, Global Operating and Corporate Risk Management Committees and chairs BlackRock’s Government Relations Steering Committee. For the first twenty years at BlackRock, Ms. Novick oversaw global business development, marketing and client service across equity, fixed income, liquidity, alternative investment and real estate products, and in her current role, heads BlackRock’s efforts globally on government relations and public policy. Prior to joining BlackRock, Ms. Novick was Vice President of the Mortgage Products Group at the First Boston Corporation and prior to that, was with Morgan Stanley. The Board benefits from Ms. Novick’s wealth of experience and long history with BlackRock and BlackRock’s management practices, investment strategies and products, which stretches back to BlackRock’s founding in 1988.

John M. Perlowski	John M. Perlowski recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Mr. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Fund & Accounting Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and investment company directorships:

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees[2]

Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 143 Portfolios	None

David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business from 1991 to 2014; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	26 RICs consisting of 143 Portfolios	None

Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	26 RICs consisting of 143 Portfolios	None

Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 143 Portfolios	None

Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 143 Portfolios	None

Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	26 RICs consisting of 143 Portfolios	NSTAR (electric and gas utility)

Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 143 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 143 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 143 Portfolios	None

Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 143 Portfolios	None

Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 143 Portfolios	None

Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 143 Portfolios	None

Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 143 Portfolios	None

Interested Trustees[4]

Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 217 Portfolios	None

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 315 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Funds.

[3]

Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]

Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served:

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.

Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years

Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.

Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1]	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]	Officers of the Trust serve at the pleasure of the Board.

Share Ownership

Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2015 is set forth in the chart below:

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in Supervised Funds

Interested Trustees:
Barbara G. Novick	None	Over $100,000
John M. Perlowski	None	Over $100,000

Independent Trustees:
David O. Beim	None	Over $100,000
Susan J. Carter[1]	None	None
Collette Chilton	None	Over $100,000
Neil A. Cotty[1]	None	$10,001-$50,000
Dr. Matina S. Horner	None	Over $100,000
Rodney D. Johnson	None	Over $100,000
Cynthia A. Montgomery	None	Over $100,000
Joseph P. Platt	None	Over $100,000
Robert C. Robb, Jr.	None	Over $100,000
Mark Stalnecker	None	Over $100,000
Kenneth L. Urish	None	Over $100,000
Claire A. Walton[1]	None	None
Frederick W. Winter	None	Over $100,000

[1]	Each of Mses. Carter and Walton and Mr. Cotty was elected to serve as a Trustee of the Trust effective March 7, 2016.

Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers except that Trustees of the Trust are eligible to purchase Institutional Shares of the Funds without regard to any minimum investment amount that would otherwise apply.

As of September 15, 2016, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of any class of the outstanding shares of each Fund. As of December 31, 2015, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of the Funds’

investment adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees

Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $275,000 per year for his or her services as a board member of the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust, and a $15,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a $5,000 board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Each Independent Trustee receives $10,000 per year for each standing Committee on which he or she serves for up to two standing Committee assignments but is not paid this amount for serving on a Committee which he or she chairs. The Chair of the Boards is paid an additional annual retainer of $120,000. The Chair of the Audit Committees is paid an additional annual retainer of $40,000 and the Chairs of the Compliance Committees, Governance Committees and Performance Oversight Committees are each paid an additional annual retainer of $30,000.

The following table sets forth the compensation the Trust paid to the Trustees on behalf of the Funds for the fiscal year ended October 31, 2015 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2015.

Name	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund	Treasury Trust Fund	MuniCash	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Trust and other BlackRock- Advised Funds[1]

Independent Trustees:

David O. Beim[2]	$47,645	$1,928	$11,249	$18,345	$665	$10,239	$537	None	$355,000

Susan J. Carter[3]	None	None	None	None	None	None	None	None	None

Collette Chilton[4]	$38,762	$1,609	$9,066	$14,695	$578	$8,311	$466	None	$345,000

Neil A. Cotty[3]	None	None	None	None	None	None	None	None	None

Frank J. Fabozzi[5]	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$533	None	$668,438

Ronald W. Forbes[6]	$8,570	$308	$2,130	$3,574	$84	$1,870	$71	None	None

Dr. Matina S. Horner[7]	$47,645	$1,928	$11,249	$18,345	$665	$10,239	$537	None	$355,000

Rodney D. Johnson[8]	$61,645	$2,377	$14,436	$23,608	$738	$13,140	$570	None	$455,000

Herbert I. London[9]	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$533	None	$345,000

Ian A. MacKinnon[10]	$42,088	$1,781	$10,334	$16,810	$548	$8,454	$431	None	$251,250

Cynthia A. Montgomery	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$533	None	$345,000

Joseph P. Platt[11]	$47,645	$1,928	$11,249	$18,345	$665	$10,239	$537	None	$355,000

Robert C. Robb, Jr.	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$533	None	$345,000

Toby Rosenblatt[9]	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$533	None	$345,000

Mark Stalnecker[4]	$38,762	$1,609	$9,066	$14,695	$578	$8,311	$466	None	$345,000

Kenneth L. Urish[12]	$49,098	$1,883	$11,509	$18,837	$11,509	$10,465	$445	None	$355,000

Claire A. Walton[3]	None	None	None	None	None	None	None	None	None

Frederick W. Winter	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$533	None	$345,000

Interested Trustees:

Paul Audet[6]	None	None	None	None	None	None	None	None	None

Henry Gabbay[6]	$5,398	$208	$1,393	$2,183	$64	$1,065	$47	None	$465,000

Barbara G. Novick[4]	None	None	None	None	None	None	None	None	None

John M. Perlowski[13]	None	None	None	None	None	None	None	None	None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see the Biographical Information chart beginning on page 32.
[2]	Chair of the Performance Oversight Committee.
[3]	Each of Mses. Carter and Walton and Mr. Cotty was elected to serve as a Trustee of the Trust effective March 7, 2016.
[4]	Each of Ms. Chilton, Mr. Stalnecker and Ms. Novick was appointed to serve as a Trustee of the Trust effective January 1, 2015.

[5]

Mr. Fabozzi resigned as a Trustee of the Trust effective February 5, 2016. After his resignation, Mr. Fabozzi served as a consultant to the Board through the first quarter of 2016, and received a fee for such services. Mr. Fabozzi will continue as a board member of the funds in the Closed-End Complex.

[6]

Messrs. Audet and Gabbay resigned as Trustees of the Trust and Mr. Forbes resigned as a Trustee of the Trust and as Co-Chair of the Board effective December 31, 2014. Messrs. Audet and Forbes also resigned as a director or trustee of all other BlackRock-advised Funds effective December 31, 2014.

[7]	Chair of the Governance Committee.
[8]	Chair of the Board.
[9]

Messrs. London and Rosenblatt retired as Trustees of the Trust effective December 31, 2015. Messrs. London and Rosenblatt also retired as a director or trustee of all other BlackRock-advised Funds effective December 31, 2015.

[10]	Mr. MacKinnon resigned as a Trustee of the Trust effective May 18, 2015. Mr. MacKinnon also resigned as a director or trustee of all other BlackRock-advised Funds effective May 18, 2015.
[11]	Chair of the Compliance Committee.
[12]	Chair of the Audit Committee.
[13]	Mr. Perlowski was appointed to serve as a Trustee of the Trust effective September 25, 2015.

Management Services

BlackRock provides both investment advisory and administration services to the Trust under a management agreement (the “Management Agreement”). The advisory services provided by BlackRock under the Management Agreement are described under the “Investment Strategies, Risks and Policies — Portfolio Transactions” section above and in the Funds’ prospectuses.

The administrative services provided by BlackRock under the Management Agreement are as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) distribution of information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for Fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BlackRock to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator” below, BlackRock has engaged BNY Mellon, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BlackRock is entitled to receive the following annual management fees computed daily and payable monthly based upon each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash and MuniCash

Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess of $7 billion.

The management fee of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Calculation A	Calculation B

.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), at the levels shown below and in a Fund’s fees and expenses table in each Fund’s “Fund Overview” section of the prospectuses. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for each Fund if these expenses exceed a certain limit as indicated in the table below.

Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
MuniCash	0.20%
FedFund	0.17%
T-Fund	0.17%
Federal Trust Fund	0.17%
Treasury Trust Fund	0.17%

[1]

The contractual caps are is in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Set forth below are the management fees paid by each Fund to the Manager and the management fees waived by the Manager, for the periods indicated.

	Fiscal Year Ended October 31, 2015		Fiscal Year Ended October 31, 2014		Fiscal Year Ended October 31, 2013
Fund	Fees Paid to the Manager	Waivers	Fees Paid to the Manager	Waivers	Fees Paid to the Manager	Waivers

TempFund	$108,979,398	$13,970,931	$90,719,426	$9,106,148	$90,617,859	$4,711,930

TempCash	$6,386,911	$3,334,069	$7,832,435	$3,717,344	9,654,627	4,193,289

FedFund	$27,112,940	$11,879,414	$26,495,630	$15,656,437	26,576,781	9,734,586

T-Fund	$40,889,355	$26,408,276	$34,529,715	$26,044,050	34,440,671	17,504,274

Federal Trust Fund	$834,871	$783,998	$649,727	$630,870	689,899	566,743

Treasury Trust Fund	$23,658,428	$19,302,308	$18,494,995	$15,197,506	14,468,817	10,056,116

MuniCash	$518,286	$501,914	$667,668	$538,477	879,763	578,043

A discussion regarding the Trustees’ basis for approving the Management Agreement is available in the Trust’s Annual Report for the year ended October 31, 2015.

Potential Conflicts of Interest

PNC has a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC, the Funds’ investment adviser. BlackRock, Inc. and PNC are considered to be affiliated persons of one another under the 1940 Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively referred to in this section as “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), with respect to the Funds and/or other accounts managed by BlackRock or PNC, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and banking and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.

BlackRock and its Affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock and its Affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates implement a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts or funds.

In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock or an Affiliate. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients or clients of Affiliates (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or Affiliate-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or one or more Affiliates or other accounts managed or advised by BlackRock or its Affiliates for clients worldwide, and/or the internal policies of BlackRock and its Affiliates designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock and/or one or more Affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates are performing services or when position limits have been reached. For example, the investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates, or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The liquidity of a Fund may be impacted by redemptions of the Fund by model-driven investment portfolios.

In addition, certain principals and certain employees of BlackRock are also principals or employees of Affiliates. As a result, these principals and employees may have obligations to such other entities or their clients and such obligations to other entities or clients may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock or its Affiliates, or, to the extent permitted by the SEC and applicable law, BlackRock or another Affiliate, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates. One or more Affiliates may also create, write or issue derivatives for their clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with Affiliates on an arms-length basis.

To the extent authorized by applicable law, one or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel, which may have an adverse effect on the Funds.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts.

When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund’s creditworthiness.

Lending on behalf of the Funds is done by BlackRock Investment Management, LLC (“BIM”), an Affiliate of BlackRock, pursuant to SEC exemptive relief, enabling BIM to act as securities lending agent to, and receive a share of securities lending revenues from, the Funds. An Affiliate will receive compensation for managing the reinvestment of the cash collateral from securities lending. There is a potential conflict of interest in that BIM as a lending agent may have an incentive to increase the amount of securities on loan or to lend particular securities in order to generate additional revenue for BIM and its affiliates.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates, to the extent permitted by applicable law) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter (“OTC”) transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock or its Affiliates has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or its Affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates reserve the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of, or engage in transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates has significant debt or equity investments or other interests or in which an Affiliate makes a market. A Fund also may invest in securities of, or engage in transactions with, companies to which an Affiliate provides or may in the future provide research coverage. Such investments or transactions could cause conflicts between the interests of a Fund and the interests of BlackRock, other clients of BlackRock or its Affiliates. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of an Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund. As indicated below, BlackRock or its Affiliates may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock or of an Affiliate have an investment.

BlackRock and Chubb Limited (“Chubb”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock have a less than ½ of 1% ownership interest in Re Co. BlackRock manages the investment portfolio of Re Co, which is held in a wholly-owned subsidiary. Re Co participates as a reinsurer with reinsurance contracts underwritten by subsidiaries of Chubb. An independent director of certain BlackRock-advised funds also serves as an independent director of Chubb and has no interest or involvement in the Re Co transaction.

BlackRock and its Affiliates, their personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Additional Purchase and Redemption Information — Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock, in accordance with procedures adopted by the Funds’ Board of Directors. When determining a “fair value price,” BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. Information about accessing documents on the SEC’s website may be obtained by calling the SEC at (800) SEC-0330.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates are directors or officers of the issuer.

The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

To the extent permitted by applicable laws, BlackRock and its Affiliates may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates may not serve as Authorized Participants in the creation and redemption of iShares exchange-traded funds, but may serve as Authorized Participants of third-party ETFs.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians and administrators) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. To the extent that BlackRock is responsible for paying these service providers out of its management fee, the benefits of any such fee discounts or concessions may accrue, in whole or in part, to BlackRock.

BlackRock or its Affiliates own or have an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock or its Affiliates for the use of the systems. A Fund service provider’s payments to BlackRock or its Affiliates for the use of these systems may enhance the profitability of BlackRock and its Affiliates.

BlackRock’s or its Affiliates’ receipt of fees from a service provider in connection with the use of systems provided by BlackRock or its Affiliates may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.

Present and future activities of BlackRock and its Affiliates, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Sub-Administrator

BNY Mellon Investment Servicing (US) Inc. (previously defined as “BNY Mellon”) serves as the Trust’s sub-administrator. BNY Mellon has its principal offices at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. As the Trust’s sub-administrator, BNY Mellon has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, BNY Mellon is entitled to receive from BlackRock compensation as set forth below:

Asset Based Fee:

An annual fee of 0.00065% of the Funds’ aggregate average net assets paid monthly; the aggregate asset based fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Annual Base Fee:

An annual base fee of $38,250 per Fund.

Annual Late Day Processing Fee:

$15,000 per Fund for each Fund that requires late day processing.

Multiple Class/Feeder Fee:

An annual multiple class/feeder fee of 0.0050% of each class/feeder’s average net assets (not to exceed $24,000 annually per class/feeder) per class/feeder per Fund for each class and payable monthly.

In addition, BlackRock also pays BNY Mellon for certain annual tax services, compliance support services, regulatory filing services and reimburses BNY Mellon for certain out-of-pocket expenses.

Distributor

BRIL serves as the distributor of each Fund’s shares. BRIL, an indirect wholly-owned subsidiary of BlackRock, Inc., is a Delaware limited liability corporation and has its principal offices at 40 East 52nd Street, New York, New York 10022. BlackRock is an affiliate of BRIL. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof.

Custodian

The Bank of New York Mellon, which has its principal offices at One Wall Street, New York, NY 10286, serves as the custodian for each Fund (the “Custodian”). The Custodian, among other responsibilities, maintains a custody account or accounts in the name of the Funds, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Funds.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., which has its principal offices at 301 Bellevue Parkway, Wilmington, DE 19809, serves as the transfer agent and dividend disbursing agent for each Fund.

Service Organizations

The Funds may enter into agreements with institutional investors (previously defined as “Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by plans (comprised of a “Shareholder Services Plan” for each of the Administration, Cash Management, Cash Plus, Cash Reserve, Dollar and Premier Choice Shares; the “Cash Plus Shares Distribution Plan” for the Cash Plus Shares; the “Distribution and Services Plan” for the Plus Shares; and a “Shareholders Services Plan” and “Distribution Plan” for each of the Premier, Private Client and Select Shares), which have been adopted by the Trust’s Board pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Fund on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Fund or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Fund’s shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan and Premier Choice Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares or Premier Choice Shares, in consideration of 0.10% (on an annualized basis) of the average daily net asset value of the shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep and/or allocation services (“Sweep/Allocation Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s demand deposit account (“DDA”) and/or employee benefits system to an account management system; (ii) providing software that aggregates the shareholder’s orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the shareholder’s accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and overhead and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Distribution and Services Plan (12b-1 Plan) for the Plus Shares, TempFund and T-Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund and MuniCash may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (i) marketing and activities, including direct mail promotions that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/

Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund and MuniCash may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by a financial institution may include, among other things, reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders.

Pursuant to the Select Shares, Private Client Shares and Premier Shares Distribution (12b-1) Plans, each Fund will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35% and 0.10%, respectively, of the average daily net asset value of such shares held by Service Organizations for the benefit of their customers. Sales and distribution services provided by Service Organizations under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for Customers.

Select Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Service Plan and related Agreement which will not exceed 0.50% (on an annualized basis) of the average daily net asset value of a particular Fund’s Select Shares, Private Client Shares or Premier Shares held by Service Organizations for the benefit of their customers. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include: (i) marketing activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services.

With respect to the Select Shares, Premier Shares and Private Client Shares, through February 28, 2018, BRIL has contractually agreed to waive all or a portion of the fees to which it is entitled under the Distribution Plan and Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and the Shareholder Services Plan and related Agreement so that after such waivers, the maximum net annual fund ordinary operating expense ratios do not exceed (i) 1.00% of the average daily net assets of each Fund for Select Shares; (ii) 0.68% of the average daily net assets of each Fund for Private Client Shares; and (iii) 0.68% of the average daily net assets of each Fund for Premier Shares.

The Board has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plan (12b-1 Plan) of the Cash Plus Shares, Plus Shares, Select Shares, Private Client Shares or Premier Shares must be approved by the holders of a majority as defined in the 1940 Act of the applicable outstanding shares. So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Independent Trustees.

The Manager, BRIL, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous — Other Information” below.

The following chart provides information with respect to the fees paid to, and waived by, Service Organizations during the fiscal year ended October 31, 2015. A portion of the fees collected by Service Organizations were paid to affiliates for providing shareholder servicing activities to the Funds’ share classes.

Fund/Share Class*	Total Shareholder Servicing Fees	Total Distribution (12b-1) Fees	Shareholder Servicing Fees Waived	Distribution (12b-1) Fees Waived
TempFund/Dollar	$4,839,951	—	$3,771,026	—
TempFund/Cash Reserve	72,359	—	61,315	—
TempFund/Cash Management	1,572,791	—	1,370,809	—
TempFund/Administration	3,079,339	—	1,124,754	—
TempFund/Select	1,827,184	$1,279,029	1,610,428	$1,279,023
TempFund/Private Client	66,366	46,456	58,210	46,456
TempFund/Premier	43,927	8,785	37,809	8,785
TempCash/Dollar	396,743	—	310,915	—
TempCash/Administration	0	—	0	—
FedFund/Dollar	2,380,789	—	2,380,789	—
FedFund/Cash Reserve	20,744	—	20,744	—
FedFund/Cash Management	109,887	—	109,887	—
FedFund/Administration	339,562	—	339,562	—
FedFund/Select	972,964	681,075	972,964	681,075
FedFund/Private Client	24,417	17,092	24,417	17,092
FedFund/Premier	6,892	1,379	6,892	1,379
T-Fund/Dollar	2,293,662	—	2,293,662	—
T-Fund/Cash Reserve	4,822	—	4,822	—
T-Fund/Cash Management	3,017,500	—	3,017,500	—
T-Fund/Administration	3,248	—	3,248	—
T-Fund/Select	1,140,368	798,258	1,140,368	798,258
T-Fund/Premier	7	1	7	1
Federal Trust Fund/Dollar	9,551	—	9,551	—
Federal Trust Fund/Cash Management	0	—	0	—
Federal Trust Fund/Administration	354	—	354	—
Treasury Trust Fund/Dollar	1,013,435	—	1,013,435	—
Treasury Trust Fund/Cash Management	57,456	—	57,456	—
Treasury Trust Fund/Administration	165,866	—	165,866	—
Treasury Trust Fund/Select	3,667	2,567	3,665	2,566
MuniCash/Dollar	5,526	—	5,526	—

*	Share classes that had no shares outstanding as of October 31, 2015 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must generally meet three annual tests.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were to fail to qualify as a regulated investment company notwithstanding the availability of certain relief provisions, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute with respect to each calendar year at least 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income (excess of net long-term capital gains over net short-term capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Funds may invest in debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the income earned by a Fund in a taxable year from such investments may not be represented by cash income, the Fund may have to dispose of securities that it might otherwise have continued to hold, or may have to borrow, to generate cash to satisfy its distribution requirements.

Interest and gain received by a Fund in connection with an investment in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Imposition of such taxes will reduce the return of the affected Fund.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which agents or independent contractors are located, in which it is otherwise deemed to be conducting business or from which it is deriving income or otherwise has established a taxable nexus, a Fund may be subject to the tax laws of such states or localities.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are reported as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends are included, however, in determining the portion of a shareholder’s social security benefits and railroad retirement benefits that are subject to federal income taxes. Moreover, interest on certain otherwise tax-exempt securities is subject to a federal alternative minimum tax. Funds that invest in tax-exempt securities may at times buy such securities at a discount to their original issue price or, for securities issued with original issue discount, their revised issue price. For federal income tax purposes and for purposes of New York State, New York City, Yonkers, California personal income taxes and certain other state and local personal income taxes, all or a portion of such discount may be treated as “market discount,” which is taxable as ordinary income (without regard to the exempt nature of the security) either when the security is disposed of at a gain or, if the particular Fund so elects, over the remaining term of the security. Market discount income is characterized as ordinary taxable income when distributed as a dividend to shareholders. Certain dividend income and long term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.

In general, any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to the shares; to the extent not disallowed, such loss will be treated as long-term capital loss to the extent of any capital gain dividends received with respect to the shares. Such loss will be allowed, however, in the case of shares in a Fund that declares exempt interest dividends daily in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in the shareholder’s shares and any amount in excess of such basis will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (that is, gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Each Fund will furnish its shareholders with a written statement reporting the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Because each of TempFund, TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund with a floating rate NAV may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If the Board imposes a liquidity fee on share redemptions of TempFund, TempCash and/or MuniCash because of a drop in such Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of such Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

If the value of assets held by a Government Fund declines, the Board may authorize a reduction in the number of outstanding shares of the Fund in order to preserve a net asset value of $1.00 per share. The basis of any shares eliminated in this manner from a shareholder’s account would be added to the basis of the shareholder’s remaining shares of the Government Fund; a shareholder disposing of shares at that time might recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Government Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced.

Except with respect to an Institutional Fund with a floating rate NAV relying on IRS guidelines described above, a loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends and capital gain dividends (“backup withholding”). Backup withholding could be required on distributions paid by MuniCash if the Fund does not reasonably estimate that at least 95% of its distributions during the taxable year are comprised of exempt-interest dividends. Generally, shareholders subject to backup withholding will be non-corporate shareholders that do not have certified taxpayer identification numbers on file with the Fund or that, to the Fund’s knowledge, have furnished incorrect numbers. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided that the required information is timely provided to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax. Dividends derived by a RIC from short-term capital gains and qualified net interest income (including income from original issue discount and market discount) and paid to stockholders who are nonresident aliens and foreign entities, if and to the extent properly reported as “interest-related dividends” or “short-term capital gain dividends,” generally will not be subject to U.S. withholding tax under a temporary exemption. Where possible, each Fund intends to report distributions in this manner. However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN (in the case of individuals), W-8BEN-E (in the case of entities) or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or short-term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of a Fund’s distributions will be reported as consisting of qualified short-term gain or qualified net interest income exempt from withholding in the hands of nonresident and foreign shareholders.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Ordinary income and capital gain dividends paid by the Funds may also be subject to state and local taxes. However, certain states and localities exempt from income taxation dividends paid by RICs that are derived from interest on United States Treasury obligations. State and local law varies as to whether dividend income attributable to United States Treasury obligations is exempt from income tax.

The following is applicable to MuniCash only:

For the Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and taxable income for state and local tax purposes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If the Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and reported by the Fund as exempt-interest dividends in a written statement furnished to its shareholders may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as exempt-interest dividends for federal income tax purposes will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Fund may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and (i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Future legislation, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and/or Select Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Government Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any Fund, it is possible that a Government Fund’s net asset value per share may fall below $1.00.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders of a Fund owning at least 25% of the Fund’s shares, the Trust will call for a meeting of shareholders of such Fund to consider the removal of one or more Trustees and certain other matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund of the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Cash Management, Cash Plus, Cash Reserve, Dollar, Plus, Premier, Premier Choice, Private Client and Select Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Funds will vote in the aggregate and not by Fund except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s shares of beneficial interest (or of any class voting as a class) in connection with any Trust action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of beneficial interest voting without regard to class (or portfolio).

COUNSEL

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, Pennsylvania 19103, has been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2016.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2015 (the “2015 Annual Report”) are incorporated in this Statement of Additional Information by reference. No other parts of the 2015 Annual Report are incorporated by reference herein. The financial statements included in the 2015 Annual Report have been audited by Deloitte & Touche LLP. The report of Deloitte & Touche LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon Deloitte & Touche LLP’s authority as experts in accounting and auditing. The unaudited financial statements and notes thereto in the Trust’s Semi-Annual Report to Shareholders for the six-month period ended April 30, 2016 (the “2016 Semi-Annual Report”) are incorporated in this SAI by reference. No other parts of the 2016 Semi-Annual Report are incorporated by reference herein. Additional copies of the 2015 Annual Report and the 2016 Semi-Annual Report may be obtained at no charge by telephoning the Trust at the telephone number appearing on the front page of this Statement of Additional Information.

MISCELLANEOUS

Proxy Voting Policies and Procedures

The Trust has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Trust’s Board. The Trust expects BlackRock and its affiliates to vote proxies related to the Funds’ portfolio securities for which a Fund has voting authority consistent with the Fund’s best interests. BlackRock has adopted its own proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”) to be used in voting the Funds’ proxies. The BlackRock Proxy Voting Guidelines is attached as Appendix B.

Information about how the Funds voted proxies, if any, relating to securities held in the Funds’ portfolios during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the SEC’s web site at http://www.sec.gov.

Additional Payments by BlackRock

From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. A Service Organization may perform these services itself or may arrange for a third party to perform them. These payments, which are not made pursuant to a Plan or otherwise paid by a Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by a Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to a Fund or its shareholders and do not change the price paid by shareholders for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of any Fund, any sales charges, commissions or other concessions described in the Prospectuses or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by a Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, or may be calculated on another basis.

BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific Funds or share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments.

A.	Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of a Fund; payments for providing extra employee training and information relating to a Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s customers, registered representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

B.	Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their customers. In these situations, a Fund may not maintain accounts in the name of the customers, and Service Organizations may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the transfer agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by a Fund, as applicable.

C.	Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

Access Control Advantage

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

AIG Advisor Group, Inc.

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

American Enterprise Investment Services, Inc.

American Fidelity Assurance Company

American Fidelity Securities, Inc.

American General Life Insurance Company

American United Life Insurance Company

Ameriprise Financial Services, Inc.

Annuity Investors Life Insurance Company

Aon Hewitt

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

AssetMark Trust Company

AXA Advisors, LLC

AXA Equitable Life Insurance Company

Bank of America, N.A.

Bank of New York Mellon, The

Barclays Capital Inc.

BB&T Retirement & Institutional Services

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BMO Harris Bank

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BOSC, Inc.

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Charles Schwab & Co., Inc.

Chicago Deferred Exchange Company LLC

Chicago Mercantile Exchange Inc.

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Comerica Securities, Inc.

Commonfund Securities Inc.

Commonwealth Equity Services, Inc.

Companion Life Insurance Company

Computershare Trust Company

Credit Suisse First Boston

Credit Suisse Securities (USA) LLC

CSC Trust Company of Delaware

Delaware Life Insurance Company

Delaware Life Insurance Company of New York

Deutsche Bank AG

Deutsche Bank Securities Inc.

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

ExpertPlan, Inc.

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Clearing, LLC

First Hawaiian Bank

First Mercantile Trust Company

First MetLife Investors Insurance Company

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

FIS Brokerage & Securities Services LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Girard Securities, Inc.

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great-West Financial Retirement Plan Services, LLC

Great-West Life & Annuity Insurance Company

Great-West Life & Annuity Insurance Company of New York

Guardian Insurance & Annuity Company, Inc., The

GWFS Equities, Inc.

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Investment Company, The

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

INVEST Financial Corporation

Investment Centers of America, Inc.

Investors Capital Corporation

J.P. Morgan Clearing Corp.

J.P. Morgan Securities LLC

J.P. Turner & Company, LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company

John Hancock Life Insurance Company of New York

JPMorgan Chase Bank, N.A.

KeyBanc Capital Markets Inc.

KeyBank, N.A.

Ladenburg Thalmann Advisor Network LLC

Legend Equities Corporation

Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Mercer HR Services, LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

MetLife Insurance Company USA

Metropolitan Life Insurance Company

Mid Atlantic Capital Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Smith Barney LLC

MSI Financial Services, Inc.

MUFG Union Bank, National Association

My Treasury Limited

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

National Planning Corporation

National Planning Holdings, Inc.

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

Northbrook Bank & Trust Company

Northwestern Mutual Investment Services, LLC

NYLife Distributors LLC

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, Inc.

Park Avenue Securities LLC

Pershing LLC

PFPC Inc.

PFS Investments Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Primerica Shareholder Services, Inc.

Principal Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Purshe Kaplan Sterling Investments

Raymond James & Associates, Inc.

RBC Capital Markets, LLC

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Lire Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Robert W Baird & Co Incorporated

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

SI Trust Servicing

SII Investments, Inc.

Standard Insurance Company

State Farm VP Management Corp.

State Street Global Markets, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SunTrust Bank

SunTrust Robinson Humphrey, Inc.

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

TD Ameritrade Clearing, Inc.

TD Ameritrade Trust Company

TD Ameritrade, Inc.

Teachers Insurance and Annuity Association of America

TIAA-CREF Tuition Financing, Inc.

Transamerica Advisors Life Insurance Company

Transamerica Financial Life Insurance Company

Treasury Brokerage

Trust Company of America

Trust Management Network

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS AG

UBS Financial Services, Inc.

UBS Securities LLC

UMB Bank, National Association

United of Omaha Life Insurance Company

United States Life Insurance Company in the City of New York, The

VALIC Retirement Services Company

Vanguard Group, Inc., The

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Insurance and Annuity Company

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

VSR Financial Services, Inc.

Wells Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust Retirement and Institutional Services

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

Xerox HR Solutions, LLC

ZB, National Association

D.	Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock and its affiliates may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock and its affiliates may also pay for the travel, meal, lodging and other expenses of Service Organizations and their salespersons or other personnel in connection with educational and sales promotional programs. This compensation is not included in, and is made in addition to, the Additional Payments described above. These payments may be made directly to the Service Organizations, or to a third party vendor, and may vary depending upon the nature of the event or the relationship and are subject to applicable laws and regulations, including the rules of applicable self-regulatory organizations, such as FINRA. BlackRock may pay Service Organizations additional types of incentive compensation in the future to the extent not prohibited by applicable laws or regulations.

Separately, BlackRock and its affiliates have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Funds or other BlackRock funds, iShares exchange traded funds and other exchange traded products.

E.	Conflicts

Additional Payments made by BlackRock to a Service Organization or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of a Fund and/or particular share class through its distribution system or to perform services with respect to such Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to customers of Service Organizations and the retention of those investments by such customers. To the extent Service Organizations sell more shares of a Fund or retain shares of a Fund in their customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending a particular Fund, share class or fund complex over another. Service Organizations may charge their customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s Prospectus and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to a Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of a Fund and when considering which share class is most appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it and for more information about the payments described above.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2015, the value of a Fund’s aggregate holdings, if any, of the securities of each of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents is set forth below:

TempFund Regular Broker Dealer	Security	Value ($000)

Skandinaviska Enskilda Banken AB	D	2,955,000

Swedbank International	D	2,950,000

Credit Agricole, S.A.	D	1,926,000

J.P. Morgan Securities LLC	D	1,732,823

Nordea Bank Finland PLC	D	1,460,340

TempCash Regular Broker Dealer	Security	Value ($000)

Credit Agricole, S.A.	D	55,000

J.P. Morgan Securities LLC	D	55,000

Nordea Bank Finland PLC	D	50,000

Skandinaviska Enskilda Banken AB	D	50,000

Swedbank International	D	50,000

FedFund Regular Broker Dealer	Security	Value ($000)

J.P. Morgan Securities LLC	D	810,000

T-Fund Regular Broker Dealer	Security	Value ($000)

J.P. Morgan Securities LLC	D	752,000

Certain Record Holders

To the knowledge of the Trust, the following entities owned of record or beneficially 5% or more of a class of a Fund’s shares as of September 19, 2016:

Name	Address	Percent
Federal Trust Fund

Institutional Shares

Bank of America	901 Main Street, 66th Floor Dallas, TX 75202	48.80%

Banc of America Securities	200 North College Street, 3rd Charlotte, NC 28255	23.11%

State Street Global	1776 Heritage Drive Quincy, MA 02170	10.75%

SEI Trust Company	One Freedom Valley Drive Oaks, PA 19456	8.57%

Administration Shares

Banc of America Securities	200 North College Street, 3rd Charlotte, NC 28255	63.72%

ING	One Orange Way Windsor, CT 06066	36.25%

Cash Management Shares

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	62.81%

Name	Address	Percent
Bank of America (LaSalle Bank)	135 S LaSalle Street Chicago, IL 60603	37.19%

Cash Reserve Shares

Randall S. Saunders & Moya Saunders JT TEN	301 Bellevue Parkway Wilmington, DE 19809	69.32%

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	20.92%

National Financial Services (Fidelity)	499 Washington Boulevard Jersey City, NJ 07310	5.09%

Dollar Shares

Bank of America	901 Main Street, 66th Floor Dallas, TX 75202	90.91%

FedFund

Institutional Shares

Banc of America Securities	200 North College Street, 3rd Charlotte, NC 28255	14.73%

Morgan Stanley & Co., Inc.	1300 Thames Street, 6th Floor Baltimore, MD 21231	6.21%

Administration Shares

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890	96.94%

Cash Management Shares

Jefferies & Company, Inc.	Harborside Financial Center, Plaza III, Suite 705 Jersey City, NJ 07311	45.95%

Bank of America (LaSalle Bank)	135 S LaSalle Street Chicago, IL 60603	36.20%

Jefferies & Company, Inc.	Harborside Financial Center, Plaza III, Suite 705 Jersey City, NJ 07311	9.22%

Jefferies & Company, Inc.	Harborside Financial Center, Plaza III, Suite 705 Jersey City, NJ 07311	6.05%

Cash Reserve Shares

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	100.00%

Dollar Shares

PNC Bank	620 Liberty Avenue Pittsburgh, PA 15265	38.51%

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890	32.79%

Bank of America of Texas	901 Main Street, 66th Floor Dallas, TX 75202	10.14%

Name	Address	Percent
State Street Bank & Trust	1200 Crown Colony Drive Quincy, MA 02169	6.41%

Zions First National Bank	One South Main Street Salt Lake City, UT 84133	5.15%

Premier Shares

JPMorganChase (Bear Stearns)	4 Chase Metrotech Center Brooklyn, NY 11245	100.00%

Private Client Shares

JPMorganChase (Bear Stearns)	4 Chase Metrotech Center Brooklyn, NY 11245	100.00%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	99.94%

MuniCash

Institutional Shares

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	31.73%

BlackRock National Municipal Fund	100 Bellevue Parkway Wilmington, DE 19809	15.79%

BlackRock Strategic Municipal Opportunities Fund	100 Bellevue Parkway Wilmington, DE 19809	6.35%

BlackRock Strategic Municipal Opportunities Fund	100 Bellevue Parkway Wilmington, DE 19809	5.69%

State Street Bank & Trust FBO iShares S&P National AMT Municipal Series	400 Howard Street San Francisco, CA 94105	5.66%

Administration Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	100.00%
Dollar Shares

Citizens National Bank	P.O. Box 911 Meridian, MS 39302	92.48%

PNC Advisors/Serv Agent	P.O. Box 215 Zelienople, PA 16063	7.52%

TempCash

Institutional Shares

First Hawaiian	One Freedom Valley Drive Oaks, PA 19456	37.28%

First Hawaiian	One Freedom Valley Drive Oaks, PA 19456	18.02%

Name	Address	Percent
Morgan Stanley & Co., Inc.	1300 Thames Street, 6th Floor Baltimore, MD 21231	14.02%

Administration Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	100.00%

Dollar Shares

Liberty Mutual (Safeco)	1191 Second Avenue, Suite 30 Seattle, WA 98101	53.72%

Liberty Mutual (Safeco)	1191 Second Avenue, Suite 30 Seattle, WA 98101	26.05%

Liberty Mutual (Safeco)	1191 Second Avenue, Suite 30 Seattle, WA 98101	11.50%

TempFund

Institutional Shares

Banc of America Securities	200 North College Street, 3rd Charlotte, NC 28255	19.92%

Banc of America Securities	200 North College Street, 3rd Charlotte, NC 28255	8.66%

BNY Mellon	525 William Penn Place Pittsburgh, PA 15230	6.04%

Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246	5.57%

Administration Shares

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	9.69%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	8.13%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	6.94%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	6.90%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	6.87%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	5.23%

Cash Management Shares

Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246	50.39%

CSC Trust Company of Delaware	2711 Centerville Road Wilmington, DE 19808	49.51%

Name	Address	Percent
Cash Reserve Shares

Citizens National Bank	P.O. Box 911 Meridian, MS 39302	38.78%

Exchange Bank	440 Aviation Boulevard Santa Rosa, CA 95403	29.76%

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	12.70%

Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246	8.88%

Dollar Shares

Assetmark Trust Company	3200 N Central Avenue 7th Phoenix, AZ 85012	49.72%

Bank of America	901 Main Street, 66th Floor Dallas, TX 75202	26.79%

Bank of America of Texas	901 Main Street, 66th Floor Dallas, TX 75202	11.54%

Union Bank	530 B Street, Suite 203 San Diego, CA 92101	8.83%

Premier Shares

JPMorganChase (Bear Stearns)	4 Chase Metrotech Center Brooklyn, NY 11245	100.00%

Private Client Shares

JPMorganChase (Bear Stearns)	4 Chase Metrotech Center Brooklyn, NY 11245	100.00%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	99.52%

T-Fund

Institutional Shares

State Street Global	1776 Heritage Drive Quincy, MA 02170	18.52%

Banc of America Securities	200 North College Street, 3rd Charlotte, NC 28255	10.34%

Bank of America	901 Main Street, 66th Floor Dallas, TX 75202	7.34%

AQR (Separate Account)	P.O. Box 309 Georgetown Grand Cayman, Grand Cayman Islands	6.59%

Citigroup	111 Wall Street New York, NY 10043	5.57%

Administration Shares

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890	52.89%

Name	Address	Percent
Banc of America Securities	200 North College Street, 3rd Charlotte, NC 28255	43.58%

Cash Management Shares

Bank of America (LaSalle Bank)	135 S LaSalle Street Chicago, IL 60603	15.87%

Union Bank	530 B Street, Suite 203 San Diego, CA 92101	10.95%

CSC Trust Company of Delaware	2711 Centerville Road Wilmington, DE 19808	7.12%

Jefferies & Company, Inc.	Harborside Financial Center, Plaza III, Suite 705 Jersey City, NJ 07311	5.59%

Cash Reserve Shares

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	99.98%

Dollar Shares

Bank of America	901 Main Street, 66th Floor Dallas, TX 75202	67.33%

Union Bank	530 B Street, Suite 203 San Diego, CA 92101	14.29%

Bank of America of Texas	901 Main Street, 66th Floor Dallas, TX 75202	14.23%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	99.97%

Treasury Trust Fund

Institutional Shares

Bank of America	1201 Main Street, 9th Floor Dallas, TX 75202	35.24%

Banc of America Securities	200 North College Street, 3rd Charlotte, NC 28255	5.52%

JPMorganChase (Bear Stearns)	4 Chase Metrotech Center Brooklyn, NY 11245	5.30%

Administration Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	59.60%

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890	40.36%

Cash Management Shares

Bank of America (LaSalle Bank)	135 S LaSalle Street Chicago, IL 60603	45.58%

Name	Address	Percent
US Bank	1555 N Rivercenter Drive Milwaukee, WI 53212	40.69%

Gibraltar Bank (via SEI Trust Co.)	One Freedom Valley Drive Oaks, PA 19456	13.73%

Cash Reserve Shares

First Republic Bank	111 Pine Street San Francisco, CA 94111	100.00%

Dollar Shares

PNC Bank	620 Liberty Avenue Pittsburgh, PA 15265	29.01%

Bank of America	901 Main Street, 66th Floor Dallas, TX 75202	23.33%

State Street Bank & Trust	1200 Crown Colony Drive Quincy, MA 02169	20.07%

UBS Securities LLC	677 Washington Boulevard Stamford, CT 06901	13.11%

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890	6.55%

Marshall & Ilsley Trust Co.	11270 West Park Place Milwaukee, WI 53224	6.15%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	100.00%

APPENDIX A

DESCRIPTION OF BOND RATINGS

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Standard & Poor’s, a Division of McGraw-Hill Financial (“Standard & Poor’s”), Issue Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation and the promise we impute;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB B CCC CC C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of Standard & Poor’s Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Standard & Poor’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

BlackRock U.S. Registered Funds

iShares by BlackRock

Open-End Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Adviser

September 28, 2015

The Boards of Trustees/Directors (“Directors”) of open-end funds advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”) (the “Funds”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock Proxy Voting Guidelines”) governing proxy voting by accounts managed by BlackRock.

BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund in accordance with the BlackRock Proxy Voting Guidelines.1 BlackRock will report on an annual basis to the Directors on (1) all proxy votes that BlackRock has made on behalf of the Funds in the preceding year together with a certification from the Funds’ Chief Compliance Officer that all votes were in accordance with the BlackRock Proxy Voting Guidelines, and (2) any changes to the BlackRock Proxy Voting Guidelines that have not previously been reported.

©2015 BlackRock

[1]	iShares MSCI All Peru Capped ETF, iShares MSCI KLD 400 Social ETF, iShares MSCI USA ESG Select ETF and iShares MSCI ACWI Low Carbon Target ETF have separate Fund Proxy Voting Policies.

BlackRock

Global corporate governance & engagement principles

June 2014

Contents

Introduction to BlackRock	B-5
Philosophy on corporate governance	B-5
Corporate governance, engagement and voting	B-6
- Boards and directors	B-6
- Auditors and audit-related issues	B-7
- Capital structure, mergers, asset sales and other special transactions	B-8
- Remuneration and benefits	B-8
- Social, ethical, and environmental issues	B-8
- General corporate governance matters	B-9
BlackRock’s oversight of its corporate governance activities	B-9
- Oversight	B-9
- Vote execution	B-10
- Conflicts management	B-11
- Voting guidelines	B-12
- Reporting	B-12

INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

PHILOSOPHY ON CORPORATE GOVERNANCE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.

These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.

BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.

CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors
•	Auditors and audit-related issues
•	Capital structure, mergers, asset sales and other special transactions
•	Remuneration and benefits
•	Social, ethical and environmental issues
•	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;
•	supporting and overseeing management in setting strategy;
•	ensuring the integrity of financial statements;
•	making decisions regarding mergers, acquisitions and disposals;
•	establishing appropriate executive compensation structures; and
•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:

•	current employment at the company or a subsidiary;
•	former employment within the past several years as an executive of the company;
•	providing substantial professional services to the company and/or members of the company’s management;
•	having had a substantial business relationship in the past three years;
•	having, or representing a shareholder with, a substantial shareholding in the company;
•	being an immediate family member of any of the aforementioned; and
•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.

BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.

BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share- blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

•

BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

•

The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

•

BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

•

BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

•

In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.

As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

SAI-LIQ7-1016

PART C

OTHER INFORMATION

Item 28.

(a) (1)	Certificate of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-lA (File Nos. 2-47015/811-2354) (the “Registration Statement”), filed on February 2, 1999 (“PEA No. 61”).

(2)	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(2) of PEA No. 61.

(3)	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 67 to the Registration Statement, filed on January 29, 2001.

(4)	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004 (“PEA No. 79”).

(b)	Registrant’s Amended and Restated By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009 (“PEA No. 87”).

(c)	See Article II, Section 2.6, Section 2.7, Section 2.8, Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Declaration of Trust dated October 21, 1998, incorporated by reference to Exhibit (a)(2) of PEA No. 61 and Article I, Article II (Section 1, Section 2, Section 3 and Section 4) and Article V of the Registrant’s By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of PEA No. 87.

(d) (1)	Management Agreement between Registrant and BlackRock Advisors, LLC (“BlackRock”) dated July 1, 2011 is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 92 to the Registration Statement, filed on February 28, 2012.

(2)	Form of Seventh Amended and Restated Expense Limitation Agreement by and between Registrant and BlackRock is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Funds For Institutions Series (File No. 33-14190), filed on August 26, 2015.

(3)	Form of Waiver Agreement is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 96 to the Registration Statement, filed on February 28, 2014 (“PEA No. 96”).

(e)	Distribution Agreement between Registrant and BlackRock Investments, LLC dated as of October 1, 2008 , is incorporated by reference to Exhibit (b) of PEA No. 87.

(f)	None.

(g) (1)	Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 2004 is incorporated by reference to Exhibit (g) of PEA No. 79.

(2)	Form of Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 83 to the Registration Statement, filed on February 21, 2007 (“PEA 83”).

(3)	Form of Fee Letter to Amended and Restated Custodian Services Agreement, dated as of October 1, 2007, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 84 to the Registration Statement, filed on December 21, 2007 (“PEA No. 84”).

(4)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company dated as of September 24, 2007 is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 86 to the Registration Statement, filed on February 22, 2008 (“PEA 86”).

(5)	Amendment to Amended and Restated Custodian Services Fee Letter dated as of June 1, 2008 is incorporated by reference to Exhibit (g)(5) of PEA No. 87.

(6)	Consent to Assignment among Registrant, BNY Mellon Investment Servicing Trust Company and The Bank of New York Mellon dated December 2, 2011 is incorporated by reference to Exhibit (g)(6) of Post-Effective Amendment No. 94 to the Registration Statement, filed on February 28, 2013.

(h) (1)	Amended and Restated Administration Agreement between Registrant, BlackRock and BNY Mellon Investment Servicing (US) Inc. (formerly known as PNC Global Investment Servicing (U.S.) Inc. ) (“BNY MIS”) dated February 11, 2004 is incorporated by reference to Exhibit (h)(1) of PEA No. 79.

(2)	Sub-Administration Agreement dated February 21, 2006 by and between BlackRock and BNY MIS is incorporated by reference to Exhibit (h)(2) of PEA No. 83.

(a)	Amendment No. 1 dated September 29, 2006 to the Sub-Administration Agreement, dated February 21, 2006, by and between BlackRock and BNY MIS is incorporated by reference to Exhibit (h)(2)(a) of PEA No. 83.

(b)	Form of Fee Letter to Sub-Administration Agreement dated April 1, 2007 is incorporated by reference to Exhibit (h)(2)(b) of PEA No. 84.

(c)	Form of Amendment to Sub-Administration Agreement effective July 1, 2011 is incorporated by reference to Exhibit (h)(2)(c) of PEA No. 96.

(3) (a)	Amended and Restated Transfer Agency Services Agreement between Registrant and BNY MIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3) of PEA No. 79.

(b)	Form of Fee Letter to Amended and Restated Transfer Agency Services Agreement between Registrant and BNY MIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 87.

(4) (a)	Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000 (“PEA No. 65”).

(b)	Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 65.

(c)	Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(c) of PEA No. 65.

(d)	Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(d) of PEA No. 65.

(e)	Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(e) of PEA No. 65.

(5)	Power of Attorney is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 102 to the Registration Statement, filed on June 23, 2016.

(i)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (i) of PEA No. 79.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	None.

(l)	None.

(m) (1)	Registrant’s Distribution Plan with respect to Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(1) of PEA No. 87.

(2)	Registrant’s Distribution Plan with respect to Select Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(2) of PEA No. 87.

(3)	Registrant’s Distribution Plan with respect to Cash Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(3) of PEA No. 87.

(4)	Registrant’s Distribution Plan with respect to Private Client Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(4) of PEA No. 87.

(5)	Registrant’s Distribution Plan with respect to Premier Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(5) of PEA No. 87.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for a Multi-Class System is incorporated by reference to Exhibit (n) of PEA No. 86.

(o) (1)	Code of Ethics of Registrant is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

(2)	Code of Ethics of BlackRock Investments, LLC (formerly BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

(3)	Code of Ethics of BlackRock is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

Item 29.    Persons Controlled by or under Common Control with Registrant

The Registrant does not control and is not under common control with any other person.

Item 30.    Indemnification

Indemnification of Registrant’s Manager, Sub-Administrator, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Management Agreement, Section 9 of the Sub-Administration Agreement, Section 5 of the Distribution Agreement, Section 12 of the Custodian Services Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(2) of PEA No. 61, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

BlackRock Advisors, LLC is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 31 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

Item 32. Principal	Underwriter

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including the Registrant:

BBIF Money Fund	BlackRock Latin America Fund, Inc.
BBIF Treasury Fund	BlackRock Liquidity Funds
BIF Money Fund	BlackRock Long-Horizon Equity Fund
BIF Treasury Fund	BlackRock Master LLC
BlackRock Allocation Target Shares	BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Balanced Capital Fund, Inc.	BlackRock Multi-State Municipal Series Trust
BlackRock Basic Value Fund, Inc.	BlackRock Municipal Bond Fund, Inc.
BlackRock Bond Fund, Inc.	BlackRock Municipal Series Trust
BlackRock California Municipal Series Trust	BlackRock Natural Resources Trust
BlackRock Capital Appreciation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock CoRI Funds	BlackRock Series Fund, Inc.
BlackRock Emerging Markets Fund, Inc.	BlackRock Series, Inc.
BlackRock Equity Dividend Fund	BlackRock Strategic Global Bond Fund, Inc.
BlackRock EuroFund	BlackRock Value Opportunities Fund, Inc.
BlackRock Financial Institutions Series Trust	BlackRock Variable Series Funds, Inc.
BlackRock Focus Growth Fund, Inc.	FDP Series, Inc.
BlackRock Funds	Funds For Institutions Series
BlackRock Funds II	iShares, Inc.
BlackRock Funds III	iShares Trust
BlackRock Global Allocation Fund, Inc.	iShares U.S. ETF Trust
BlackRock Global SmallCap Fund, Inc.	Managed Account Series
BlackRock Index Funds, Inc.	Master Bond LLC
BlackRock Large Cap Series Funds, Inc.	Master Focus Growth LLC

Master Institutional Money Market LLC	Quantitative Master Series LLC
Master Investment Portfolio	Ready Assets Government Liquidity Fund
Master Large Cap Series LLC	Ready Assets U.S.A. Government Money Fund
Master Money LLC	Ready Assets U.S. Treasury Money Fund
Master Treasury LLC	Retirement Series Trust
Master Value Opportunities LLC

BRIL also acts as the distributor or placement agent for each of the following closed-end registered investment companies:

BlackRock Corporate High Yield Fund, Inc.
BlackRock Debt Strategies Fund, Inc.
BlackRock Floating Rate Income Strategies Fund, Inc.
BlackRock Health Sciences Trust
BlackRock Limited Duration Income Trust
BlackRock Preferred Partners LLC

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Abigail Reynolds	Chairman, Chief Executive Officer, President and Director	None
Matthew Mallow	Chief Legal Officer and Senior Managing Director	None
Christopher Meade	General Counsel and Senior Managing Director	None
Saurabh Pathak	Chief Financial Officer and Director	None
James Hamilton	Chief Operating Officer and Director	None
Gregory Rosta	Chief Compliance Officer and Vice President	None
Anne Ackerley	Managing Director	None
Michael Bishopp	Managing Director	None
Joseph Craven	Managing Director	None
Sally George	Managing Director	None
Lisa Hill	Managing Director	None
Andrew Dickson	Director and Secretary	None
Terri Slane	Director and Assistant Secretary	None
Chris Nugent	Director	None
John Diorio	Director	None
Lourdes Sanchez	Vice President	None
Robert Fairbairn	Member, Board of Managers	None
Salim Ramji	Member, Board of Managers	None
Richard Prager	Member, Board of Managers	None
Christopher Vogel	Member, Board of Managers	None

(c) Not applicable.

Item 33.    Location of Accounts and Records

(1)	The Bank of New York Mellon, One Wall Street, New York, New York 10286 (records relating to its functions as custodian).

(2)	BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).

(3)	BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as manager).

(4)	BlackRock Advisors, LLC, 2929 Arch Street, Philadelphia, Pennsylvania 19104 (records relating to its functions as manager).

(5)	BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as sub-administrator, transfer agent, registrar and dividend disbursing agent).

Item 34.    Management Services

None.

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on October 11, 2016.

BLACKROCK LIQUIDITY FUNDS (REGISTRANT)

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	October 11, 2016

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	October 11, 2016

DAVID O. BEIM* (David O. Beim)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

FREDERICK W. WINTER* (Frederick W. Winter)	Trustee

BARBARA G. NOVICK* (Barbara G. Novick)	Trustee

*By:	/S/ BENJAMIN ARCHIBALD	October 11, 2016
(Benjamin Archibald, Attorney-In-Fact)

EXHIBIT INDEX

Exhibit No.		Description

(j	)	Consent of Independent Registered Public Accounting Firm.